U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[ X ]
Pre-Effective Amendment No.	______

Post-Effective Amendment No.	9

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[ X ]

Amendment No.	12__

(Check appropriate box or boxes)

TFS CAPITAL INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1800 Bayberry Court, Suite 103
Richmond, Virginia 23226
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:  (804) 484-1401

Wade R. Bridge
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
(Name and Address of Agent for Service)

Approximate date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

/ /	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a) (1)
/ X /	on March 1, 2010 pursuant to paragraph (a) (1)
/ /	75 days after filing pursuant to paragraph (a) (2)
/ /	on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS
March 1, 2010

For more information or assistance in opening an account,
please call toll-free 1-888-534-2001.

This prospectus has information about the Funds that you should know before you invest. The Funds may not be suitable for all investors. Consequently, prospective investors should thoroughly review this prospectus, including all risks and considerations, before making an investment. In addition, this document should be kept with your investment records.

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

TABLE OF CONTENTS

Risk/Return Summaries	X

TFS Market Neutral Fund	X

TFS Small Cap Fund	X

Summary of Non-Principal Risks and Considerations	X

Fund Management	X

How the Funds Value Their Shares	X

How to Buy Shares	X

How to Redeem Shares	X

Distributions and Federal Taxes	X

Financial Highlights	X

For More Information	Back Cover

INVESTMENT ADVISER TFS Capital LLC1800 Bayberry Court, Suite 103 Richmond, Virginia 23226	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ________________ ________________ ________________
ADMINISTRATOR/TRANSFER AGENT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246	LEGAL COUNSEL Sullivan & Worcester LLPOne Post Office SquareBoston, Massachusetts 02109
CUSTODIAN UMB Bank928 Grand Boulevard Kansas City, Missouri 64106

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RISK/RETURN SUMMARIES

TFS MARKET NEUTRAL FUND

INVESTMENT OBJECTIVE

TFS MARKET NEUTRAL FUND seeks to produce capital appreciation while having a low correlation to the U.S. equity market. The term “U.S. equity market” means the S&P 500 Index. In addition, the Fund seeks to produce lower volatility than would result from a long-only investment in the U.S. equity market. “Long-only,” as used in this Prospectus, refers to a portfolio of common stocks that mimics the movement of the U.S. equity market, as opposed to one that attempts to hedge equity market risk through the use of short positions, equity options or futures contracts. There is no guarantee that the Fund will achieve its investment objective. The Fund’s investment objective may not be changed without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Deferred Sales Charge (Load)	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	2%	(1)(2)
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	2.25%
Distribution (12b-1) Fees	None
Dividend/Brokerage Expense and Borrowing Costs(3)	2.18%
Acquired Fund Fees and Expenses(4)	___%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	___%
Less Management Fee Reductions(5)	0.03%
Net Annual Fund Operating Expenses	%

(1)
The redemption fee is imposed only on redemptions of shares within 90 days of the date of purchase and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions and to certain other redemptions.

(2)	A fee of $15 is charged by the Fund’s custodian in the case of redemptions paid by wire transfer. This fee is subject to change.

(3)	Dividend and brokerage expenses on the Fund’s short positions are categorized as an operating expense for accounting purposes.

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(4)	Acquired Fund Fees and Expenses represent the fees and expenses incurred indirectly by the Fund on investments in other investment companies during the most recent fiscal year ended October 31, 2009.

(5)
The Adviser has contractually agreed to reduce Management Fees and to absorb the Fund’s other operating expenses (for the life of the Fund) to the extent necessary to limit annual ordinary operating expenses to an amount not exceeding 2.50% of the Fund’s average daily net assets. Management Fee reductions and expenses absorbed by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the ordinary operating expenses of the Fund to exceed the 2.50% limit. Ordinary operating expenses includes all Fund expenses except brokerage, taxes, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund Fees and Expenses and extraordinary expenses, including the costs of a merger involving the Fund. The Adviser’s right to receive repayment of any Management Fee reductions and/or expense reimbursements terminates if the Adviser ceases to serve as investment adviser to the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as set forth in the table on the previous page. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$______	$______	$______	$______

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 429% of the average value of its portfolio.

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PRINCIPAL INVESTMENT STRATEGIES

Market Neutral Definition: The Fund employs a “market neutral” strategy, which is defined by TFS Capital LLC (the “Adviser” or “TFS”) as a strategy designed to generate returns that have a low correlation to the U.S. equity market. Consequently, the Adviser will actively manage the Fund’s holdings in an effort to maintain a low correlation to the movements of the U.S. equity market. The Fund does not seek to adhere to any other definition of market neutrality including, but not limited to, dollar neutrality, beta neutrality, capitalization neutrality or sector neutrality.

Techniques for Maintaining Market Neutrality: The Fund seeks to minimize overall U.S. equity market risk by taking both long and short positions in U.S. common stocks. The Fund will generally own a diversified portfolio of common stocks and will maintain a short position in a different diversified portfolio of common stocks. The Fund will primarily invest in common stocks and, to a lesser degree, in registered investment companies.

When the Fund is selling securities short it must maintain a segregated account with its custodian of cash or high-grade securities equal to the current market value of the securities sold short, less any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). As a result, the Fund may maintain high levels of cash or liquid assets (e.g. U.S. Treasury bills, money market accounts, repurchase agreements, certificates of deposit, high quality commercial paper and long equity positions) for collateral needs.

Types of Securities Utilized: The Fund will primarily invest in common stocks that are traded on U.S. exchanges. The Fund will not be limited to selecting common stocks within a specific market capitalization, sector or style (e.g., growth vs. value). The starting population of securities that will be analyzed by the Adviser may include all listed U.S. common stocks. Consequently, the portfolio of common stocks selected for investment by the Adviser is expected to contain a diverse range of equity styles, capitalizations, and sectors. The Fund expects that the average capitalization of the portfolio will be in the “Small” to “Mid” capitalization range ($500 million to $5 billion market capitalization). The sector weightings, average capitalization and style classification are not intended to be static and will vary over time.

The Fund may commit up to 25% of its net assets (including both long and short positions) in other registered investment companies (“RICs”). RICs include, among others, open-end mutual funds, closed-end funds and exchange-traded funds, and incur management fees and other operating expenses. A closed-end fund is a fund that has a set number of shares outstanding and trades like a stock on a stock exchange. Exchange-traded funds generally consist of portfolios of stocks which closely track the performance and dividend yield of an index, either broad based, sector or international. Exchange-traded funds trade like common stocks and can be bought and sold throughout a trading day. The Fund expects at this time that the majority of its investments in RICs will be in closed-end funds. Closed-end funds may trade at their net asset value; however, they typically trade at

A long position represents an ordinary purchase of a common stock. A short position (making a short sale) is established by selling borrowed shares and attempting to buy them back at a lower price. Borrowed shares must be repaid (i.e., short positions must be “covered”) whether or not the stock price declines.

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either a discount or premium to the underlying net asset value of the securities held by the closed-end fund. The Adviser believes that certain inefficiencies exist with the pricing of closed-end funds and that these inefficiencies provide potential investment opportunities for the Fund. In the Adviser’s opinion these inefficiencies are likely the result of short-term imbalances in supply and demand for the shares of a closed-end fund. Based on these perceived imbalances, the Adviser will either buy the closed-end fund or, in the alternative, sell short the closed-end fund. For example, where the Adviser believes demand is going to increase the Adviser will buy the closed-end fund or in the situation where the Adviser believes demand is going to decrease the Adviser will sell short the closed-end fund.

Quantitative Stock Selection Models: The Adviser utilizes a quantitative and objective investment decision-making process to select individual common stocks for the Fund. The Adviser has developed proprietary “stock-selection” models that are intended to predict the future performance of individual stocks relative to the overall U.S. equity market. These models were developed through extensive historical analysis of stock-screening variables. The models may include fundamental and technical variables, as well as macro-economic indicators. The exact variables utilized are deemed to be proprietary and the Adviser believes it may be in the best interest of the Fund to not disclose these variables. With the assistance of multiple trading models, the Adviser will purchase common stocks (long positions) that it expects to outperform the overall U.S. equity market and will also sell short securities that it expects to underperform the overall U.S. equity market. While the Adviser will rely heavily on its proprietary models for making investment decisions, it does have the ability to exercise discretion and override the models when deemed appropriate.

Frequent Position Rebalancing: Each quantitative model developed by the Adviser is designed to rebalance at a predetermined time interval. However, not all models will necessarily rebalance on the same time interval. Consequently, because multiple models may dictate trading decisions on a portion of the overall portfolio, different portions of the portfolio may rebalance at different time intervals. Moreover, the share of the overall portfolio assigned to each model may change over time resulting in more or less frequent rebalancing. It should be noted that although the models are designed to rebalance at a predetermined time interval, the Adviser may open and close positions, at its sole discretion, and will frequently do so for operational and other reasons. The models are generally designed to rebalance on a daily, weekly, monthly or quarterly basis. At each interval, each individual model will re-rank the target universe of U.S. common stocks in order to determine what trades are required on that portion of the overall portfolio. Typically, rebalancing results in the Adviser selling, or covering in the case of short positions, only a small portion of the Fund’s portfolio and replacing them with new securities. The Adviser believes that there are significant benefits to frequently evaluating its models and rebalancing the Fund’s portfolio as suggested by the models. Consequently, the Fund expects to engage in frequent portfolio transactions that will result in a portfolio turnover that is significantly higher than that of most other mutual funds. The Adviser anticipates that the Fund’s annual portfolio turnover rate will normally not exceed 1,000%.

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PRINCIPAL RISKS

An investment in the Fund carries risk and, if you invest in the Fund, you may lose money. The investment strategies used by the Fund are highly speculative and involve a high degree of risk. Below are the principal risks of an investment in this Fund.

Market Neutral Style Risk – During a “bull” market, when most equity securities and long-only mutual funds are increasing in value, the Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market and many other mutual funds. This underperformance is an expected effect of the ongoing hedging techniques that are a core component of the Fund’s strategy.

Short Sale Risk – Short sales are transactions in which the Fund sells a stock it does not own. To complete the transaction, the Fund must borrow the stock to make delivery to the buyer. The Fund is then obligated to replace the stock borrowed by purchasing the stock at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the stock was sold by the Fund. If the underlying stock goes up in price during the period during which the short position is outstanding, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

The Fund’s investments in shorted stocks are more risky than its investments in its long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, theoretically there is no limit on the amount of losses that the Fund could incur with respect to securities sold short. Before investing in the Fund, you should completely consider these risks.

The Fund will incur increased transaction costs associated with selling securities short. In addition, when the Fund is selling stocks short, it must maintain a segregated account with its custodian of cash or high-grade securities equal to the current market value of the stocks sold short less any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). As a result, the Fund may maintain high levels of cash or liquid assets (such as U.S. Treasury bills, money market accounts, repurchase agreements, certificates of deposit, high quality commercial paper and long equity positions) for collateral needs.

Risks of Investments in RICs – To the extent that it invests in other RICs, the Fund incurs greater expenses, such as its own management fees and other operating expenses, than an investor would incur who invested directly in the RICs. The Fund’s investments in other RICs are subject to all of the underlying risks of such RICs. These include such general risks as market risk and management risk. In addition to these risks, the Fund’s investment in a closed-end or exchange traded fund is subject to the risk that the fund may trade at prices significantly different from the fund’s net asset value. Investments in a closed-end fund may be subject to liquidity risk (that is, the potential that the Fund may be unable to dispose of the closed-end fund shares promptly or at a reasonable price).

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Risks of Small Cap Stocks – Small cap stocks typically are more volatile and less liquid than larger cap stocks. Small cap companies may have a shorter history of operations and may lack depth of management. Small cap companies may be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for markets that are not yet firmly established. In addition, such companies may become subject to intense competition from larger more established companies. Securities of smaller companies may have more limited trading markets than the larger companies. These risks are more prominent in the lower end of the capitalization range for the Fund’s small cap companies. The opposite is true when the Fund’s investments are primarily in companies found in the higher end of the capitalization range for the Fund’s small cap companies.

Market Risk – The risk of losing money due to general market movements is called market risk. Given that stock prices can be extremely volatile, the Fund’s share price may be subject to extreme fluctuations. In a declining stock market, stock prices for all companies may decline, regardless of any one particular company’s own unique prospects.

Management Risk – The success of the Fund’s strategy is dependent on the Adviser’s ability and stock selection process to correctly identify the Fund’s investments. If the Adviser is unsuccessful, the Fund will likely experience losses regardless of the overall performance of the U.S. equity market.

Quantitative Strategy Risk – The quantitative models used by the Adviser may be similar to the models used by other quantitative managers. To the extent that they are similar, the Fund’s price movements may have a high degree of correlation to other quantitative funds. This potential portfolio overlap with other quantitative funds could lead to periods of high volatility, especially in the event that other managers choose to rapidly sell securities or close short positions.

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PERFORMANCE SUMMARY

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Market Neutral Fund by showing the changes in the Fund’s performance from year to year for each full calendar year over the lifetime of the Fund, and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. All performance information shown reflects fee reductions and/or expense reimbursements by the Adviser; without such fee reductions and expense reimbursements, returns would be less than those shown. Updated performance information, current through the most recent month end, is available at www.tfscapital.com/products/tfs_market_neutral_mutual_fund.asp or by calling 1-888-534-2001.

Annual Total Returns

During the periods shown in the bar chart, the highest return for a quarter was _____% during the quarter ended _________________ and the lowest return for a quarter was ______% during the quarter ended __________________.

The impact of taxes is not reflected in the bar chart; if reflected, returns would be less than those shown.

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Average Annual Total Returns For Periods Ended December 31, 2009

The table below shows how the Fund’s average annual total returns compare with those of the Standard & Poor’s 500 Index. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

	1 Year	5 Years	Since Inception (September 7, 2004)
TFS Market Neutral Fund
Return Before Taxes	___%	___%	___%
Return After Taxes on Distributions	___%	___%	___%
Return After Taxes on Distributions and Sale of Fund Shares	___%	___%	___%
Standard & Poor’s 500 Index* (reflects no deduction for fees, expenses, or taxes)	___%	___%	___%

*	The Standard and Poor’s 500 Index is an unmanaged index of common stock prices of 500 widely held U.S. stocks. You cannot invest directly in this Index.

MANAGEMENT OF THE FUND

Investment Adviser

TFS Capital LLC is the Fund’s investment adviser.

Portfolio Management Committee

The Adviser employs a team of investment professionals to manage the Fund’s investments. The Portfolio Management Committee is responsible for the day-to-day management of the Fund’s portfolio. The members of the Portfolio Management Committee are:

Name	Title	Length of Service
Larry Eiben	Co-Portfolio Manager	Since September 2004
Kevin Gates	Co-Portfolio Manager	Since September 2004
Richard Gates	Co-Portfolio Manager	Since September 2004
Eric Newman	Co-Portfolio Manager	Since September 2004
Dr. Chao Chen	Co-Portfolio Manager	Since February 2005
Dr. Yan Liu	Co-Portfolio Manager	Since November 2009
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PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment Requirement

$5,000 for all types of accounts

Minimum Additional Investment Requirement

$100 for all types of accounts

To Place Orders

By Mail:           TFS Capital Investment Trust
 c/o Ultimus Fund Solutions, LLC
 P.O.Box 46707
 Cincinnati, Ohio 45246-0707

By Bank Wire: Call 1-888-534-2001 for assistance.

General Information

You may purchase or redeem (sell) shares of the Fund on each day that the NYSE is open for business. Orders are processed at the Fund’s net asset value next calculated after receipt of a purchase or redemption order in proper form. Purchase and redemption orders must be received prior to 4:00 p.m. Eastern time. Transactions may be initiated by written request, by wire transfer or through your financial intermediary. For more information about purchasing and redeeming shares, please see pages __-__ of this Prospectus, or call the Fund at 1-888-534-2001.

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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TFS MARKET SMALL CAP FUND

INVESTMENT OBJECTIVE

TFS SMALL CAP FUND seeks long-term capital appreciation. In addition, it seeks to outperform the Russell 2000® Index. The Fund’s performance relative to the Russell 2000® Index will impact management fees paid by the Fund. There is no guarantee that the Fund will achieve its investment objective. The Fund’s investment objective may not be changed without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Deferred Sales Charge (Load)	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	2%	(1)(2)
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.38%	(3)
Distribution (12b-1) Fees	None
Other Expenses(4)	3.76%
Total Annual Fund Operating Expenses	5.14%
Less Management Fee Reductions and Expense Reimbursements(5)	(3.26%	)
Net Annual Fund Operating Expenses	1.88%

(1)
The redemption fee is imposed only on redemptions of shares within 90 days of the date of purchase and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions and to certain other redemptions.

(2)	A fee of $15 is charged by the Fund’s custodian in the case of redemptions paid by wire transfer. This fee is subject to change.

(3)
The base management fee of the Small Cap Fund is 1.25%. The Small Cap Fund pays a management fee that may adjust upward or downward based upon its performance relative to its benchmark (Russell 2000® Index + 2.50%). As a result of the performance fee adjustment, the Adviser’s management fee was increased from 1.25% (Base Fee) to 1.38% of the Fund’s average daily net assets for the fiscal year ended October 31, 2009. The maximum advisory fee is 2.50% and the minimum advisory fee is 0% under this fee structure. See the section “Fund Management” for additional information on how the management fee is calculated. The Russell 2000® Index is a trademark of the Frank Russell Company.

(4)
Other Expenses include Acquired Fund Fees and Expenses, which represent the fees and expenses incurred indirectly by the Fund on investments in other investment companies. The total of such expenses was less than 0.01% of the average daily net assets of the Fund during its most recent fiscal year ended October 31, 2009.

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(5)
The Adviser has contractually agreed to reduce Management Fees and to absorb the Fund’s other operating expenses (for the life of Fund) to the extent necessary to limit annual ordinary operating expenses to an amount not exceeding 1.75% of the Small Cap Fund’s average daily net assets. This cap is calculated prior to any performance fee adjustment in the Small Cap Fund’s base management fee of 1.25%. As a result of the cap being calculated prior to any performance fee adjustment in the Small Cap Fund’s base management fee, it is possible (assuming performance in excess of the Benchmark) that the Fund could pay ordinary operating expenses in excess of 1.75% as was the case for the fiscal year ended October 31, 2009. Management Fee reductions and expenses absorbed by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the ordinary operating expenses of the Fund to exceed the 1.75% limit. Ordinary operating expenses includes all Fund expenses except brokerage, taxes, borrowing costs, Acquired Fund Fees and Expenses and extraordinary expenses, including the costs of a merger involving the Fund. The Adviser’s right to receive repayment of any Management Fee reductions and/or expense reimbursements terminates if the Adviser ceases to serve as investment adviser to the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as set forth in the table on the previous page. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 191	$ 591	$1,016	$2,201

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 322% of the average value of its portfolio.

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PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of “small cap companies.” A small cap company is defined by the Adviser as a company whose market capitalization, at the time of purchase, is no larger than that of the largest company included in the Russell 2000® Index and no smaller than that of the smallest company included in the Russell 2000® Index. The Fund is not managed to maintain a dollar weighted average market capitalization. Therefore, the Fund may have a greater percentage of its assets in companies at the upper or lower range for small cap companies, as defined by the Fund.

The Fund may continue to hold investments in companies whose market capitalizations appreciate or depreciate to levels outside of the range of the Fund’s investment focus. If greater than 20% of the Fund’s net assets fall outside of the range for small cap companies, the Adviser will adjust the Fund’s holdings accordingly.

Types of Securities Utilized: The Fund will primarily invest in common stocks of small cap companies that are traded on U.S. exchanges. The starting population of securities that will be analyzed by the Adviser may include all listed U.S. common stocks that are no larger than the upper end of the universe of “small cap companies” as defined above. The Fund is not sector or style (e.g., growth vs. value) specific. Consequently, the portfolio of common stocks selected for investment by the Adviser is expected to contain a diverse range of equity styles and sectors. The sector weightings and style classification are not intended to be static and will vary over time.

Quantitative Stock Selection Models: The Adviser utilizes a quantitative and objective investment decision-making process to select individual common stocks for the Fund. The Adviser has developed proprietary “stock-selection” models that are intended to predict the future performance of individual stocks relative to the Russell 2000® Index. These models were developed through extensive historical analysis of stock-screening variables. The models may include fundamental and technical variables, as well as macro-economic indicators. The exact variables utilized are deemed to be proprietary and the Adviser believes it may be in the best interest of the Fund to not disclose these variables. With the assistance of multiple trading models, the Adviser will purchase common stocks that it expects to outperform the Russell 2000® Index. While the Adviser will rely heavily on its proprietary models for making investment decisions, it does have the ability to exercise discretion and override the models when deemed appropriate.

14

PRINCIPAL RISKS

An investment in the Fund carries risk and, if you invest in the Fund, you may lose money. Below are the principal risks of an investment in this Fund.

Small Cap Stocks – Small cap stocks typically are more volatile and less liquid than larger cap stocks. Small cap companies may have a shorter history of operations and may lack depth of management. Small cap companies may be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for markets that are not yet firmly established. In addition, such companies may become subject to intense competition from larger more established companies. Securities of smaller companies may have more limited trading markets than larger companies. These risks are more prominent in the lower end of the capitalization range for the Fund’s small cap companies. The opposite is true when the Fund’s investments are primarily in companies found in the higher end of the capitalization range for the Fund’s small cap companies.

Market Risk – The risk of losing money due to general market movements is called market risk. Given that stock prices can be extremely volatile, the Fund’s share price may be subject to extreme fluctuations. In a declining stock market, stock prices for all companies may decline, regardless of any one particular company’s own unique prospects.

Management Risk – The success of the Fund’s strategy is dependent on the Adviser’s ability and stock selection process to correctly identify the Fund’s investments. If the Adviser is unsuccessful, the Fund will likely experience losses regardless of the overall performance of the U.S. equity market.

Quantitative Strategy Risk – The quantitative models used by the Adviser may be similar to the models used by other quantitative managers. To the extent that they are similar, the Fund’s price movements may have a high degree of correlation to other quantitative funds. This potential portfolio overlap with other quantitative funds could lead to periods of high volatility, especially in the event that other managers choose to rapidly sell securities or close short positions.

15

PERFORMANCE SUMMARY

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Small Cap Fund by showing the changes in the Fund’s performance from year to year for each full calendar year over the lifetime of the Fund, and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. All performance information shown reflects fee reductions and expense reimbursements by the Adviser; without such fee reductions and expense reimbursements, returns would be less than those shown. Updated performance information, current through the most recent month end, is available at www.tfscapital.com/products/tfs_small_cap_fund.asp or by calling 1-888-534-2001.

Annual Total Returns

During the periods shown in the bar chart, the highest return for a quarter was _____% during the quarter ended _________________ and the lowest return for a quarter was ______% during the quarter ended __________________.

The impact of taxes is not reflected in the bar chart; if reflected, returns would be less than those shown.

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Average Annual Total Returns For Periods Ended December 31, 2009

The table below shows how the Fund’s average annual total returns compare with those of the Russell 2000® Index. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

	1 Year	Since Inception (March 7, 2006)
TFS Small Cap Fund
Return Before Taxes	_____%	_____%
Return After Taxes on Distributions	_____%	_____%
Return After Taxes on Distributions and Sale of Fund Shares	_____%	_____%
Russell 2000® Index* (reflects no deduction for fees, expenses, or taxes)	_____%	_____%

*	The Russell 2000® Index is an unmanaged index measuring the performance of the small-cap segment of the U.S. equity universe. You cannot invest directly in this Index.

MANAGEMENT OF THE FUND

Investment Adviser

TFS Capital LLC is the Fund’s investment adviser.

Portfolio Management Committee

The Adviser employs a team of investment professionals to manage the Fund’s investments. The Portfolio Management Committee is responsible for the day-to-day management of the Fund’s portfolio. The members of the Portfolio Management Committee are:

Name	Title	Length of Service
Larry Eiben	Co-Portfolio Manager	Since March 2006
Kevin Gates	Co-Portfolio Manager	Since March 2006
Richard Gates	Co-Portfolio Manager	Since March 2006
Eric Newman	Co-Portfolio Manager	Since March 2006
Dr. Chao Chen	Co-Portfolio Manager	Since March 2006
Dr. Yan Liu	Co-Portfolio Manager	Since November 2009

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PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment Requirement

$5,000 for all types of accounts

Minimum Additional Investment Requirement

$100 for all types of accounts

To Place Orders

By Mail:           TFS Capital Investment Trust
 c/o Ultimus Fund Solutions, LLC
 P.O.Box 46707
 Cincinnati, Ohio 45246-0707

By Bank Wire: Call 1-888-534-2001 for assistance.

General Information

You may purchase or redeem (sell) shares of the Fund on each day that the NYSE is open for business, at the Fund’s net asset value next calculated after receipt of a purchase or redemption order in proper form. Purchase and redemption orders must be received prior to 4:00 p.m. Eastern time. Transactions may be initiated by written request, by wire transfer or through your financial intermediary. For more information about purchasing and redeeming shares, please see pages __-__ of this Prospectus, or call the Fund at 1-888-534-2001.

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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SUMMARY OF NON-PRINCIPAL RISKS AND CONSIDERATIONS

The value of your investment in the TFS Funds changes with the values of the Funds’ investments. Many factors can affect these values. The factors that are most likely to have a significant impact on a particular Fund’s portfolio are referred to as “principal risks.” The principal risks of each Fund are identified in the section “Risk/Return Summaries.” Each Fund may be subject to additional risks other than the principal risks described earlier in the Prospectus. Below you will find a description of some of these risks along with other information that you should consider before investing. An investment in either Fund should not be considered a complete investment program.

Leveraging Risk – The Funds do not intend to borrow money for speculative purposes but may borrow money for operational purposes (e.g., to manage shareholder redemptions). When utilized, a Fund’s borrowing activities may exaggerate any increase or decrease in the net asset value of the Fund. In addition, the interest which a Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which may reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the Fund. A Fund may lose money as a result of its leveraging activities.

Derivative risk – The Fund may invest, on a limited basis, in derivative instruments consisting primarily of equity options and financial futures. The use of such instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling common stock. If the Adviser uses a derivative instrument at the wrong time or incorrectly identifies market conditions, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Fund’s return. In addition, the Fund may be unable to close out a position because the market for an option or futures contract may become illiquid.

High Portfolio Turnover Risk – Mutual funds are required to distribute their net realized capital gains annually under federal tax laws. The Funds’ investment strategies are expected to involve frequent trading which leads to high portfolio turnover. High rates of portfolio turnover could lower performance of the Funds due to increased trading costs and may result in the realization of capital gains. It is possible that the Funds may distribute sizable taxable capital gains to their shareholders, regardless of investment performance.

Regulatory Risk – New rules, regulations and/or emergency orders may be adopted by the Federal government that may place limits on a Fund’s ability to fully implement its stated investment strategies. Depending on the nature and extent of the regulatory action, the Funds might be required to significantly alter their investment strategies.

Schedule of Holdings – Given the expected high portfolio turnover of the Funds, a Fund’s holdings at quarter-end may be materially different than securities held by the Fund throughout the quarter. Consequently, the holdings described on any quarterly reports may be significantly different than the holdings of a Fund at any given point in time.

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Limited Capacity – The strategies utilized by the Adviser have limited capacity which means that there is a limit on the amount of assets that can be accepted by a Fund. Consequently, it is expected that the Funds will eventually stop accepting new shareholders or subsequent investments from existing shareholders. The Adviser cannot determine in advance how quickly this will occur or at what asset level the Funds will choose to close.

High Management Fee – Each Fund’s management fee is higher than the fees charged to manage most other mutual funds. The Adviser believes that the fees are reasonable in relation to the operationally intensive and highly complex strategies used in managing each Fund’s assets.

Other Portfolio Management Activities of the Adviser – The Adviser also serves as managing member or portfolio manager to two private investment companies. The objectives and strategies used in these private investment companies may be similar to the objectives and strategies utilized in the Fund. As a result, there is the potential for conflicts of interest to arise. To avoid conflicts of interest, the Adviser has implemented policies and procedures to ensure no client is advantaged or disadvantaged over another. These procedures include, among other things, the rotating of trades between clients and utilizing average pricing for positions in the same security executed on behalf of multiple clients.

Redemption Fee – Each Fund accepts orders for purchases and redemptions of Fund shares on each business day; however, it does impose a 2% fee on redemptions of Fund shares that occur within 90 days of the date of their purchase (see “How to Redeem Shares” for more information). Each Fund is designed to be a long-term investment and, if you do not intend to hold your shares of the Fund for at least 90 days, it may not be a suitable investment for you. The Adviser, along with the Board of Trustees, believes that the 2% redemption fee should reduce the risk of frequent trading in the Funds’ shares.

Transaction Costs – Transaction costs refer to the charges that are associated with buying and selling securities for the Funds. As a result of each Fund’s expected high rate of portfolio turnover, the Funds will likely incur higher brokerage and custody charges than those associated with an average equity fund. These transaction costs increase the cost of your investment in the Funds.

Tax Inefficiency – In addition to the potential for large capital gain distributions, it is expected that most or all of the gains distributed will be categorized as short-term capital gains, which are subject to higher tax rates than long-term capital gains. Given the tax-inefficiency of the Funds, shareholders should consider investing through a tax-deferred account and carefully consider the tax consequences before investing.

Temporary Defensive Positions – From time to time, the Funds may take temporary defensive positions in attempting to respond to adverse market, economic, political or other conditions. For example, each Fund may hold all or a portion of its assets in money market instruments, including money market funds or repurchase agreements. As a result of engaging in these temporary measures, the Funds may not achieve their investment objectives.

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FUND MANAGEMENT

The Investment Adviser

TFS Capital LLC, 1800 Bayberry Court, Suite 103, Richmond, Virginia 23226, serves as the investment adviser to the Funds. Larry S. Eiben, Kevin J. Gates and Richard J. Gates are the Principals of TFS and each serves on the Portfolio Management Committee that is responsible for managing the investments of the Funds. Mr. Eiben also serves as the President and a Trustee of the Trust. Messrs. Eiben, Gates and Gates formed TFS in October of 1997 and have been managing various investment products on behalf of their clients since that date. Eric Newman, Dr. Chao Chen and Dr. Yan Liu each also serves on the Portfolio Management Committee. The Portfolio Management Committee also manages two private investment companies.

The Market Neutral Fund pays TFS an investment advisory fee computed at the annual rate of 2.25% of its average daily net assets, less any fee reductions. The Small Cap Fund pays TFS an investment advisory fee computed at the annual rate of 1.25% of its average daily net assets, which may be increased or decreased by 1.25% according to the Performance Fee Adjustment described below.

TFS has agreed (for the life of the Funds) to reduce its investment advisory fees and to absorb a Fund’s expenses to the extent necessary to limit aggregate annual ordinary operating expenses (with respect to the Small Cap Fund, prior to the Performance Fee Adjustment described below) to 2.50% of Market Neutral Fund’s average daily net assets and 1.75% of the Small Cap Fund’s average daily net assets. Any such fee reductions by TFS, or payments by TFS of expenses which are a Fund’s obligation, are subject to repayment by the respective Fund, provided that the repayment does not cause ordinary operating expenses to exceed the 2.50% limit for the Market Neutral Fund or 1.75% limit for the Small Cap Fund, and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment. This agreement may be terminated by either the Funds or the Adviser upon not less than 60 days prior written notice to the other party, provided, however, that (1) the Adviser may not terminate the agreement without the approval of the Board of Trustees, and (2) the agreement will terminate automatically as to a Fund if, and when, the Adviser ceases to serve as investment adviser of the Fund.

Small Cap Fund – Performance Fee Adjustment

The Small Cap Fund pays TFS an advisory fee equal to the annual rate of 1.25% of the average value of its daily net assets (the “Base Fee”). Adjustments to the Base Fee will be made by comparison of the Fund’s investment performance for the applicable performance period to the investment performance of the Fund’s “Benchmark” (the Russell 2000® Index + 2.50%) over the same period (the “Performance Fee Adjustment”). The applicable performance period is a rolling twelve month period whereby the most recent calendar month is substituted for the earliest month as time passes. The Performance Fee Adjustment will be applied to average net assets of the Fund over the performance period. The Base Fee with respect to the Fund will be increased by one basis point (0.01%) for every two basis points (0.02%) of outperformance, to a maximum fee of 2.50% per annum. However, if

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the Fund underperforms its Benchmark, the fee will be decreased one basis point (0.01%) for every two basis points (0.02%) of underperformance, to a minimum fee of 0.00% per annum. TFS may receive the Performance Fee Adjustment for periods during which the Fund has negative investment performance.

The maximum monthly fee rate as adjusted for performance will be 1/12 of 2.50% and will be payable if the Fund’s performance exceeds the Benchmark by 2.50% for the performance period. Therefore, to achieve the maximum rate, the Fund’s performance must exceed the performance of the Russell 2000® Index by 5% or more over the performance period.

The minimum monthly fee rate as adjusted for performance will be 0.00%, if the investment performance of the Fund is equal to or less than the performance of the Russell 2000® Index which equates to underperforming the Benchmark index by 2.50%. As discussed below, assuming a constant asset level in the Fund, the Adviser will not receive any of the Base Fee if the Fund performs at or below the Russell 2000® Index.

It is not possible to predict the effect of the Performance Fee Adjustment on future overall compensation paid to the Adviser since it will depend on the performance of the Fund relative to the performance record of the Benchmark and future changes to the size of the Fund. For the fiscal year ended October 31, 2009, the Adviser received a fee equal to 1.38% of the Fund’s average daily net assets.

If the average daily net assets of the Fund remain constant over the rolling twelve month performance period, current net assets will be the same as average net assets over the performance period and the maximum Performance Fee Adjustment will be equivalent to 1.25% of current net assets. However, when current net assets vary from net assets over the twelve month performance period, the Performance Fee Adjustment, as a percentage of current assets, may vary significantly, including at a rate more or less than 1.25%, depending upon whether the net assets of the Fund had been increasing or decreasing and the amount of such increase or decrease during the performance period. For example, if net assets for the Fund were increasing during the performance period, the Performance Fee Adjustment, measured in dollars, would be more than if the Fund had not increased its net assets during the performance period.

In a period involving significant underperformance accompanied by a rapidly shrinking Fund, the dollar amount of the Performance Fee Adjustment could be more than the dollar amount of the Base Fee. In such circumstances, the Adviser would be obligated to repay the Fund.

Calculations of the investment performance of the Fund and the investment performance of the Benchmark shall be in accordance with any then applicable rules of the Securities and Exchange Commission. The Fund’s selected Benchmark may not be changed except by shareholder approval.

How does the performance fee of the TFS Small Cap Fund impact the Expense Cap Agreement between the TFS Small Cap Fund and the Adviser?

As stated above, the Adviser has agreed (for the life of the Fund) to reduce its investment advisory fees and to absorb the Fund’s expenses to the extent necessary to limit the Fund’s aggregate annual ordinary operating expenses to 1.75% of the Fund’s average daily net assets. However, the 1.75% expense cap is calculated prior to the application of a Performance Fee Adjustment. Consequently, if the Base Fee is increased or decreased

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according to the Performance Fee Adjustment, the expense cap will effectively adjust by an equal amount such that the cap, on an annualized basis, will always be 50 basis points above the Base Fee plus or minus the Performance Fee Adjustment.

A discussion regarding the basis for the Board of Trustees’ most recent approval of each Fund’s investment advisory contract with TFS is available in the Funds’ annual report for the fiscal year ended October 31, 2009.

Portfolio Management Committee

The Adviser employs a team of investment professionals to manage the Funds’ investments. The members of the Portfolio Management Committee are:

Larry Eiben – Mr. Eiben serves as the Chief Operating Officer and the Chief Compliance Officer for the Adviser. He provides input into strategy development but does not perform quantitative analysis or execute trades. He has served in this capacity since the Adviser’s inception in October of 1997.

Kevin Gates – Mr. Gates is responsible for strategy research, quantitative analysis and trade execution. He has served in this capacity since the Adviser’s inception in October of 1997.

Richard Gates – Mr. Gates is responsible for strategy research, quantitative analysis and trade execution. He has served in this capacity since the Adviser’s inception in October of 1997.

Eric Newman – Mr. Newman is responsible for strategy research and quantitative analysis. He has served in this capacity since February of 2003.

Dr. Chao Chen – Dr. Chen is responsible for strategy research, quantitative analysis and software development. He has served in this capacity since February of 2005.

Dr. Yan Liu – Dr. Liu is responsible for strategy research and quantitative analysis. He has served in this capacity since November 2009. Prior to his hiring at the Adviser in March 2009, he was employed as an analyst at a private investment fund.

The Funds’ Statement of Additional Information (“SAI”) contains additional information about the members of the Portfolio Management Committee, including the basis for their compensation, other accounts managed by them, and their ownership of Fund shares.

The Administrator

Ultimus Fund Solutions, LLC (referred to as “Ultimus” or the “Transfer Agent”), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Fund’s administrator, transfer agent and fund accounting agent. Management and administrative services of Ultimus include (i) providing office space, equipment and officers and clerical personnel to the Funds, (ii) obtaining valuations, calculating net asset values and performing other accounting, tax and financial services, (iii) recordkeeping, (iv) regulatory, compliance and reporting services, (v) processing shareholder account transactions and disbursing dividends and distributions, and (vi) supervising custodial and other third party services.

The SAI has more detailed information about TFS, Ultimus and other service providers to the Fund.

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HOW THE FUNDS VALUE THEIR SHARES

The net asset value (“NAV”) of each Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for business. To calculate a Fund’s NAV, its assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. For purposes of computing the NAV of a Fund, securities are valued at market value as of the close on the NYSE on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for long positions and at the closing ask price for short positions for that day. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ.

When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the Board of Trustees. A Fund also may use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. When fair value pricing is used, the prices of the securities used to calculate a Fund’s NAV may differ from quoted or published prices for the same securities.

If a Fund holds securities listed primarily on a foreign exchange that trades on days on which the Fund is not open for business, the value of your Fund shares may change on a day during which you cannot buy or sell shares.

With respect to any portion of a Fund’s assets that are invested in one or more open-end registered management investment companies (known as RICs), the Fund’s NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain in their prospectus the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

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HOW TO BUY SHARES

The Funds are no-load. This means that shares may be purchased without imposition of a sales charge. Shares of each Fund are available for purchase every day the NYSE is open for business, at the Fund’s NAV next calculated after receipt of a purchase order in proper form. Purchase orders must be received prior to 4:00 p.m., Eastern time. Each Fund reserves the right to reject any purchase request. Shareholders who purchase and redeem shares through a broker or other financial institution may be charged a fee by such broker or finacial institution.

The Transfer Agent mails you confirmations of all purchases, redemptions, or exchanges of Fund shares unless the shares are purchased through a broker or financial institution. If shares are purchased in this manner, transaction confirmations are generally the responsibility of such broker or financial institution. Certificates representing shares are not issued.

Minimum Initial Investment Requirement

The minimum initial investment in each Fund is $5,000 for all types of accounts. The minimum investment requirement may be waived or reduced for any reason at the discretion of the Adviser.

Opening an Account

Shares may be purchased directly through the Transfer Agent or through a third-party broker provided that the Funds are available for distribution on the broker’s platform.

Purchasing Through the Funds’ Transfer Agent

The first step to opening an account directly with the Transfer Agent is to complete the appropriate account application. Applications vary depending on the account type (e.g., personal taxable account, IRA, SEP-IRA, etc.) so please contact the Transfer Agent to ensure that you have the required paperwork.

Upon completing the required paperwork, an account may be funded by check or bank wire, as follows:

By Check

Mail the account application, along with a check payable to the “TFS (insert fund name) Fund” to the Transfer Agent at the following address:

TFS Capital Investment Trust
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. The Funds do not accept cash, credit card checks, drafts, “starter” checks, post-dated checks, third-party checks, travelers checks, cashiers checks under $10,000, or money orders. A fee will be charged against your account for any payment check returned to the Transfer Agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account, or other reasons.

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By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to your total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your cancelled check back. If the Transfer Agent cannot post your transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

When shares are purchased by check and you decide to redeem shares very soon after your purchase, the proceeds from the redemption of those shares will not be made available to you until the Fund collects payment for your purchase. If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or other fees incurred by the Fund or the Transfer Agent in the transaction. In the event the Fund cannot recover these losses or fees from the investor, a determination will be made by Fund management as to who bears the costs. It is possible that the Fund (i.e., shareholders) could end up paying for these costs.

By Bank Wire

Once an account application is submitted and accepted, an account number is created. The account number can then be used to process a wire transfer into the account. Call the Funds at 1-888-534-2001 to obtain the necessary information to instruct your financial institution to wire transfer your investment.

The Funds require advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion for a given trade date. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Funds. An order is considered received when the Transfer Agent receives payment in proper form. However, the completed account application must be received and approved by the Transfer Agent before the wire payment is made. Your financial institution may charge a fee for wiring funds.

To expedite the new account set up process, the Transfer Agent may accept, at its discretion, a facsimile copy of the required account application. Upon receipt of such application, the Transfer Agent may assign an account number to be used for wiring purposes. The Transfer Agent will require that the original application with signature be mailed to the Transfer Agent.

If you have any questions, please call the Transfer Agent at 1-888-534-2001. A representative will assist you.

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Purchasing Through Your Broker or Financial Institution

Shares of the Funds may be purchased through brokerage firms or financial institutions. These organizations may or may not be authorized to accept purchase orders on behalf of the Funds. If your brokerage firm or financial institution has not been authorized by the Funds to accept orders on their behalf you may be required to submit your purchase order at an earlier time during the day in order for your purchase order to be forwarded to the Transfer Agent prior to the 4:00 p.m. Eastern time close. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Transfer Agent. These organizations may be the shareholders of record of your shares. The Funds are not responsible for ensuring that these organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

Subsequent Investments

Once an account is open, additional purchases of Fund shares may be made at any time in minimum amounts of $100. Additional purchases may be made:

•
By sending a check, made payable to the “TFS (insert fund name) Fund”, to Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. The shareholder will be responsible for any fees incurred or losses suffered by a Fund as a result of any check returned for insufficient funds. Please include your account number in the ‘memo’ section of the check.

•
By wire transfer to your Fund account as described above under “Purchasing Through the Funds’ Transfer Agent – By Bank Wire.” Shareholders should notify the Transfer Agent by calling 1-888-534-2001 before wiring funds.

•	Through your brokerage firm or other financial institution.

Automatic Investment Plan and Direct Deposit Plans

You may make automatic monthly investments in the Funds from your bank, savings and loan or other depository institution account. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days’ written notice, to make reasonable charges. Your depository institution may impose its own charge for making transfers from your account.

Your employer may offer a direct deposit plan which will allow you to have all or a portion of your paycheck transferred automatically to purchase shares of the Funds. Social Security recipients may have all or a portion of their social security check transferred automatically to purchase shares of the Funds. Please call 1-888-534-2001 for more information.

Exchanges

Shareholders may exchange shares of one TFS Fund for shares of another TFS Fund. No transaction fees or redemption fees are charged on exchanges between the Funds by the Transfer Agent. Each Fund reserves the right to reject exchanges for any reason.

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You may request an exchange by sending a written request to the Transfer Agent. The request must be signed exactly as your name appears on the Funds’ account records. Exchanges also may be requested by telephone. If you are unable to execute your exchange by telephone (for example during times of unusual market activity), consider requesting your exchange by mail. An exchange will be effected at the next determined NAV after receipt of a request by the Transfer Agent.

Exchanges are subject to the applicable minimum initial investment requirements, and may only be made for shares then offered for sale in your state of residence. The exchange privilege may be modified or terminated by the Board of Trustees upon 60 days’ prior notice to shareholders. An exchange results in a sale of Fund shares, which may cause you to recognize a capital gain or loss.

Important Information about Procedures for Opening a New Account

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In that case, your redemption proceeds may be worth more or less than your original investment. The Funds will not be responsible for any loss incurred due to the Funds’ inability to verify your identity.

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HOW TO REDEEM SHARES

Shares of each Fund may be redeemed on any day on which the Fund computes its NAV. Shares are redeemed at the NAV next determined after the Transfer Agent receives your redemption request in proper form. Redemption requests may be made by mail or by telephone. Redemption orders must be received in “proper form” prior to 4:00 p.m., Eastern time in order to receive that day’s NAV.

By Mail. You may redeem shares by mailing a written request to TFS Capital Investment Trust, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. To be considered in “proper form,” written requests must state the shareholder’s name, the name of the Fund, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered.

Signatures. You will need to have your signature guaranteed in certain situations, such as:

•	if the shares redeemed have a value of more than $50,000;

•	if the payment of redemption proceeds (of any amount) are to be sent to any person, address or bank account not on record;

•	if the redemption is requested within 30 days of a name or address change to your account;

•	if you are adding or changing wire instructions, telephone redemption options or any other election in connection with your account; or

•	if you are transferring your shares to another account with a different registration (name or ownership) from yours.

A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in the STAMP Medallion signature guarantee program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. Members of STAMP are subject to dollar limitations which must be considered when requesting their guarantee. A Fund may reject any signature guaranteed transaction if it believes the transaction would otherwise be improper. The Funds and the Transfer Agent reserve the right to require signature guarantees on all redemptions.

Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent’s procedures may be obtained by calling the Transfer Agent.

By Telephone. You may also redeem shares having a value of $50,000 or less by telephone by calling the Transfer Agent at 1-888-534-2001. In order to make redemption requests by telephone, the Telephone Privileges section of the account application must be completed. For existing accounts, a Telephone Privileges form may be obtained by calling the Transfer Agent at 1-888-534-2001.

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Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Funds. Upon request, redemption proceeds of $100 or more may be transferred electronically from an account you maintain with a financial institution by an Automated Clearing House (“ACH”) transaction, and proceeds of $1,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee of $15 for outgoing wires.

Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above.

The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent and the Transfer Agent believes the telephone instructions to be genuine, neither the Transfer Agent nor the Funds will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

Through Your Broker or Financial Institution

You may also redeem shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Funds at the NAV next determined after your order is received by such organization in proper form. The NAV is normally determined as of 4:00 p.m., Eastern time. If your brokerage firm or financial institution has not been authorized by the Funds to accept orders on their behalf, you may be required to submit your redemption request at an earlier time during the day in order for your redemption to be forwarded to the Transfer Agent prior to the 4:00 p.m. Eastern time close. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent. Be sure and read the organization’s program materials closely to ensure proper handling of your orders.

Receiving Payment

The Funds normally make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form. Under unusual circumstances, as provided by the rules of the Securities and Exchange Commission, the Funds may suspend the right of redemption or delay payment of redemption proceeds for more than seven days. A wire redemption normally will be sent on the business day following a redemption. However, when shares are purchased by check or through ACH, the proceeds from the redemption of those shares may not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

30

Redemption Fee

A redemption fee of 2% of the dollar value of the shares redeemed, payable to the applicable Fund, is imposed on any redemption of shares within 90 days of the date of purchase. No redemption fee will be imposed on the redemption of shares representing reinvested dividends or capital gains distributions. In determining whether a redemption fee is applicable to a particular redemption, it is assumed that the redemption is first of shares acquired pursuant to the reinvestment of dividends and capital gains distributions, and next of other shares held by the shareholder for the longest period of time.

Currently, the Funds do not charge a redemption fee on exchanges between the Funds. However, the Adviser has been authorized to reject any exchange request that it deems potentially disruptive to the Funds. This in no way impacts your right to redeem your Fund shares. In addition, the Funds have reserved the right, at any time, to implement a redemption fee on exchanges between the Funds. Also, the Funds have reserved the right to institute a policy limiting the number of exchanges permitted.

The redemption fee will not be assessed on the redemption of shares held through certain retirement plans or in the case of redemptions resulting from institutional rebalancing programs and/or asset allocation programs that have been pre-approved by the Fund’s Adviser. In addition, the redemption fee does not apply to (i) premature distributions from retirement accounts due to the disability or health of the shareholder; (ii) minimum required distributions from retirement accounts; (iii) recharacterizations and/or return of excess contributions in retirement accounts; and (iv) redemptions resulting from the settlement of an estate due to the death of the shareholder. The Fund may require documentation in connection with these waivers.

In addition to the circumstances noted above, each Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of a Fund, including but not limited to when it determines that the imposition of the redemption fee is not necessary to protect a Fund from the effects of short-term trading.

Minimum Account Balance

The Funds may redeem shares in an account without prior approval of the shareholder, and pay the proceeds to the shareholder, if the value of the shareholder’s account falls below $5,000 due to shareholder redemptions. This does not apply, however, if the account value falls below the minimum solely because of a decline in a Fund’s NAV. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days’ to purchase additional shares to meet the minimum account requirement. Redemptions that are effected pursuant to this provision may be charged the redemption fee described above if the shares have not been held for 90 days.

Automatic Withdrawal Plan

If the shares in your account have a value of at least $10,000, you (or another person you have designated) may receive monthly or quarterly payments in a specified amount of not less than $100 each. There is currently no charge for this service, but the Transfer Agent reserves the right, upon 30 days’ written notice, to make reasonable charges. Telephone the Transfer Agent toll-free at 1-888-534-2001 for additional information.

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Redemptions in Kind

The Funds reserve the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.” However, each Fund has committed to pay in cash all redemption requests limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of its net assets at the beginning of such period. If you receive a redemption in kind it will consist of liquid securities equal in market value to your Fund shares. When you convert these securities to cash, you will pay brokerage charges. Until you sell these securities, you are subject to market risk.

Frequent Trading Policies

Frequent purchases and redemptions (“Frequent Trading”) of a Fund’s shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of a Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. When monitoring shareholder purchases and redemptions, the Funds do not apply a quantitative definition to Frequent Trading. Instead, the Funds use a subjective approach which in itself could lead to inconsistent application of the Funds’ Frequent Trading policies and may result in Frequent Trading of a Fund’s shares.

In its efforts to curb Frequent Trading in the Funds, the Board of Trustees has taken the following actions:

•
Reserving the right of the Funds to reject any purchase order for any reason or no reason, including purchase orders from potential investors that a Fund believes might engage in frequent purchases and redemptions of Fund shares. The right to reject an order applies to any order, including an order placed by financial intermediaries;

•	Reserving the right to limit the number of exchanges between the Funds; and

•	Imposing a 2% redemption fee on redemptions that occur within 90 days of the share purchase. The redemption fee will be used by the Funds to defray the expenses associated with the redemption.

The Funds do not accommodate frequent purchases or redemptions of their shares.

When financial institutions establish omnibus accounts in the Funds for their clients, the Funds’ service providers along with the Trust’s Chief Compliance Officer review trading activity at the omnibus account level, and look for activity that may indicate potential Frequent Trading or market timing. If the Funds detect suspicious trading activity, the Funds will seek the assistance of the financial institution to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the financial institution and/or its client. Each financial institution that offers Fund shares through an omnibus account has entered into an information sharing agreement with the Funds designed to assist the Funds in stopping future Frequent Trading. Financial institutions may apply Frequent Trading policies that differ from those described in this Prospectus. If you invest through a financial institution, please read that firm’s program materials carefully to learn of any rules or fees that may apply.

Although the Funds have taken steps to discourage Frequent Trading of their shares, the Funds cannot guarantee that such trading will not occur.

32

DISTRIBUTIONS AND FEDERAL TAXES

Income dividends and net capital gain distributions, if any, are normally declared and paid annually in December. Distributions of income dividends and capital gains will be automatically reinvested in additional shares of the Funds unless you elect to receive them in cash. The Funds’ distributions of income and capital gains, whether received in cash or reinvested in additional shares, will be subject to federal income tax.

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Funds.

Each Fund has qualified and intends to continue to qualify as a regulated investment company for federal income tax purposes, and as such, it will not be subject to federal income tax on its taxable income and capital gains that it distributes to its shareholders. Each Fund intends to distribute its income and capital gains in such a way that it will not be subject to a federal excise tax on certain undistributed amounts.

Distributions attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. In the case of corporations which hold shares of a Fund, certain income from the Funds may qualify for a 70% dividends-received deduction. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long you have held your Fund shares.

A Fund’s transactions in options and futures contracts are subject to special tax rules. These rules and the rules applicable to wash sales, straddle transactions and certain other types of transactions can affect the amount, timing and characteristics of distributions to shareholders.

When you redeem or exchange Fund shares, you generally realize a capital gain or loss as long as you hold the shares as capital assets. Except for tax-deferred accounts and tax-exempt investors, any gain realized on a redemption or exchange of Fund shares will be subject to federal income tax.

You will be notified by February 15th of each year about the federal tax status of distributions made by the Funds during the prior year. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

Federal law requires the Funds to withhold taxes on distributions paid to shareholders who fail to provide a social security number or taxpayer identification number or fail to certify that such number is correct. Foreign shareholders may be subject to special withholding requirements. Because everyone’s tax situation is not the same, you should consult your tax professional about federal, state and local tax consequences of an investment in the Funds.

33

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by ____________, whose report, along with the Funds’ financial statements, is included in the annual report, which is available upon request.

TFS Market Neutral Fund
Per share data for a share outstanding throughout each period:	Year Ended October 31, 2009	Four Months Ended October 31, 2008(b)		Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006	Period Ended June 30, 2005(a)
Net asset value at beginning of period	$	$15.59		$14.59	$12.44	$10.37	$10.00
Income (loss) from investment operations:
Net investment income (loss)		(0.09)		(0.23)	0.01	(0.04)	(0.11)
Net realized and unrealized gains (losses) on investments		(2.27)		1.56	2.35	2.12	0.49
Total from investment operations		(2.36)		1.33	2.36	2.08	0.38
Less distributions:
Distributions from net investment income		—		(0.01)	—	—	—
Distributions from net realized gains from security transactions		—		(0.40)	(0.22)	(0.01)	—
Distributions in excess of net realized gains (losses) from security transactions		—		—	—	—	(0.01)
Total distributions		—		(0.41)	(0.22)	(0.01)	(0.01)
Proceeds from redemption fees collected		0.02		0.08	0.01	0.00 (c)	0.00	(c)
Net asset value at end of period	$	$13.25		$15.59	$14.59	$12.44	$10.37
Total return (d)		(15.01%	)(e)	9.93%	19.18%	20.04%	3.77%	(e)
Ratios and supplemental data:
Net assets at end of period (000’s)	$	$378,564		$271,239	$211,386	$22,478	$8,101
Ratio of gross expenses to average net assets	_.__%	4.60%	(h)	4.05%	3.30%	5.10%	6.82%	(h)
Ratio of net expenses to average net assets (f)	_.__%	4.55%	(h)	3.94%	3.07%	3.21%	3.26%	(h)
Ratio of net expenses to average net assets excluding dividend expense (f) (g)	_.__%	3.68%	(h)	2.80%	2.48%	2.49%	2.49%	(h)
Ratio of net expenses to average net assets excluding dividend expense, borrowing costs and brokerage expense on securities sold short (f) (g)	_.__%	2.49%	(h)	2.50%	2.48%	2.49%	2.49%	(h)
Ratio of net investment income (loss) to average net assets	_.__%	(2.24%	)(h)	(2.15% )	0.09%	(0.69)	(1.77%	)(h)
Portfolio turnover rate	___%	204%	(e)	536%	492%	398	368%	(h)

(a)	Represents the period from the commencement of operations (September 7, 2004) through June 30, 2005.

(b)	Fund changed fiscal year end to October 31.

(c)	Amount rounds to less than $0.01 per share.

(d)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.

(f)	Ratio was determined after advisory fee waivers and expense reimbursements.

(g)	Dividend and interest expense totaled 2.06%(h), 1.44%, 0.59%, 0.72% and 0.77%(h) of average net assets for the periods ended October 31, 2008 and June 30, 2008, 2007, 2006 and 2005, respectively.

(h)	Annualized.

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TFS Small Cap Fund
Per share data for a share outstanding throughout each period:	Year Ended October 31, 2009	Four Months Ended October 31, 2008(b)		Year Ended June 30, 2008	Year Ended June 30, 2007		Period Ended June 30, 2006(a)
Net asset value at beginning of period	$	$9.31		$13.08	$10.39		$10.00
Income (loss) from investment operations:
Net investment income (loss)		0.01		(0.18)	(0.07)		(0.01)
Net realized and unrealized gains (losses) on investments		(2.52)		(1.79)	2.76		0.40
Total from investment operations		(2.51)		(1.97)	2.69		0.39
Less distributions:
Distributions from net investment income		—		—	—		—
Distributions from net realized gains from security transactions		—		(1.80)	(0.00	)(c)	—
Total distributions		—		(1.80)	(0.00)		—

Proceeds from redemption fees collected		0.00	(c)	0.00 (c)	0.00	(c)	—
Net asset value at end of period	$	$6.80		$9.31	$13.08		$10.39
Total return (d)		(26.96%	)(e)	(16.40% )	25.93%		3.90%	(e)
Ratios and supplemental data:
Net assets at end of period (000’s)	$	$3,053		$4,581	$5,638		$3,932
Ratio of gross expenses to average net assets	_.__%	4.44%	(g)	5.57%	5.14%		8.18%	(g)
Ratio of net expenses to average net assets (f)	_.__%	0.88%	(g)	2.72%	2.03%		1.72%	(g)
Ratio of net expenses to average net assets excluding borrowing costs	_.__%	0.87%	(g)	2.68%	2.03%		1.72%	(g)
Ratio of net investment income (loss) to average net assets	_.__%	0.28%	(g)	(1.76% )	(0.69%	)	(0.69%	)(g)
Portfolio turnover rate	___%	123%	(e)	269%	419%		184%	(g)

(a)	Represents the period from the commencement of operations (March 7, 2006) through June 30, 2006.

(b)	Fund changed fiscal year end to October 31.

(c)	Amount rounds to less than $0.01 per share.

(d)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.

(f)	Ratio was determined after advisory fee waivers and expense reimbursements.

(g)	Annualized.

35

FOR MORE INFORMATION

The Statement of Additional Information (SAI) provides more detailed information about each Fund and is incorporated by reference into, and is legally part of, this Prospectus. A description of each Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.

Additional information about the Funds’ investments is available in the annual and semiannual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and strategies that significantly affected each Fund’s performance during its last fiscal year.

You may request copies of these materials and other information, without charge, or make inquiries to the Funds by writing to Ultimus Fund Solutions, P.O. Box 46707, Cincinnati, Ohio 45246-0707. The Funds’ SAI and annual and semiannual reports are available, free of charge, at the Funds’ website at www.tfscapital.com. You may also call toll-free:

1-888-534-2001

You may also contact us through our web site on the Internet at www.tfscapital.com/products/mutual_funds.asp.

Only one copy of a Prospectus or an annual or semiannual report will be sent to each household address. This process, know as “Householding,” is used for most required mailings. (It does not apply to confirmations of transactions and account statements, however.) You may, of course, request an additional copy of the Prospectus or an annual or semiannual report at any time by calling or writing the Funds. You may also request that Householding be eliminated from all your required mailings.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the Commission at 202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of information on the Commission’s Internet site may be obtained, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520, or by sending your request electronically to the following e-mail address: publicinfo@sec.gov.

Investment Company Act File No. 811-21531

TFS MARKET NEUTRAL FUND
TFS SMALL CAP FUND

Investment Portfolios of

TFS CAPITAL INVESTMENT TRUST

Statement of Additional Information

March 1, 2010

This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus for TFS Market Neutral Fund and TFS Small Cap Fund dated March 1, 2010, which may be supplemented from time to time. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus, Annual Report or Semiannual Report may be obtained without charge, upon request, by writing TFS Capital Investment Trust at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, or by calling toll-free 1-888-534-2001.

TABLE OF CONTENTS

FUNDS OBJECTIVES, INVESTMENTS, STRATEGIES AND RISKS	2

CALCULATION OF NET ASSET VALUE	14

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	16

SPECIAL SHAREHOLDER SERVICES	16

MANAGEMENT OF THE TRUST	18

INVESTMENT ADVISER	21

PORTFOLIO TRANSACTIONS	27

OTHER SERVICE PROVIDERS	28

GENERAL INFORMATION	32

ADDITIONAL TAX INFORMATION	37

CALCULATION OF PERFORMANCE DATA	40

FINANCIAL STATEMENTS	43

APPENDIX A (PROXY VOTING POLICY)	44

STATEMENT OF ADDITIONAL INFORMATION

TFS Capital Investment Trust (the "Trust") is an open-end management investment company which currently offers two diversified investment portfolios, TFS Market Neutral Fund and TFS Small Cap Fund (individually a “Fund”, and together the “Funds”).  The Trust was organized and the Agreement and Declaration of Trust was filed with the State of Ohio on February 9, 2004.

FUNDS OBJECTIVES, INVESTMENTS, STRATEGIES AND RISKS

Investment Objectives

The TFS Market Neutral Fund’s investment objective is to provide capital appreciation while having a low correlation to the U.S. equity market.  In addition, the Fund seeks to produce lower volatility than would result from a long-only investment in the U.S. equity market.  The term “U.S. equity market” means the S&P 500 Index.

The TFS Small Cap Fund’s investment objective is long-term capital appreciation.  In addition, the Fund seeks to outperform the Russell 2000 Index.

Additional Information on Portfolio Investments, Strategies and Risks

Information contained in this Statement of Additional Information expands upon information contained in the Funds’ Prospectus.  No investment in shares of the Funds should be made without first reading the Prospectus.

Equity Securities.  In addition to common stocks, the Funds may invest in preferred stock and securities convertible into common stock (such as convertible preferred stock and convertible debentures).  Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms.  Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms.  The Adviser intends to invest only in preferred stock or convertible debentures rated A or higher by Standard & Poor’s Corporation (“S&P”) or by Moody’s Investors Service, Inc. (“Moody’s”).

Investment Company Securities.  Each Fund may invest any percentage of its assets in an investment company if immediately after such purchase not more than 3% of the total outstanding shares of such investment company is owned by the Funds and all affiliated persons of the Funds.  The Funds will incur additional expenses due to the duplication of expenses to the extent they invest in other investment companies.  The TFS Market Neutral Fund does not presently intend to invest more than 25% of the value of its total assets in other investment companies and the TFS Small Cap Fund does not presently intend to invest more than 10% of the value of its total assets in other investment companies.  Although the percentage limitations discussed above generally apply, during periods when a Fund is taking a “temporary defensive position”, the Fund may invest up to its applicable limit in non-money market funds and also invest without limitation in money market funds.

Real Estate Investment Trusts.  The Funds may invest in real estate investment trusts (REITs). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from such REITs in its distributions to its shareholders and, accordingly, a portion of a Fund’s distributions may also be designated as a return of capital.  An investment in a REIT involves the payment of a management fee and other operating expenses by a Fund. Each Fund does not presently intend to invest more than 15% of the value of its net assets in REITs.

Short Selling of Securities.  The TFS Market Neutral Fund engages in short selling of securities as part of its principal investment strategies.  The Funds’ Prospectus contains detailed information regarding the TFS Market Neutral Fund’s use of short selling as part of its investment strategy.  The discussion that follows provides additional information regarding how short selling is used by the Fund.

In a short sale of securities, the Fund sells stock which it does not own, making delivery with securities "borrowed" from a broker.  The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement.  This price may or may not be less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrues during the period of the loan.  In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold.   The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  Excluding any interest payments, the Fund will realize a gain if the security declines in price between those two dates.  The amount of any gain will be decreased and the amount of any loss will be increased by any interest the Fund may be required to pay in connection with the short sale.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs.  The Fund must deposit in a segregated account an amount of cash or liquid assets equal to the difference between (a) the market value of securities sold short at the time that they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale).  While the short position is open, the Fund must maintain on a daily basis the segregated account at such a level that the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short.

The Fund may also engage in short sales if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short.  This investment technique is known as a short sale "against the box."  The Fund does not intend to engage in short sales against the box for investment purposes. The Fund may, however, make a short sale against the box as a hedge, when the investment manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price. In such case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position.  The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns.  There will be certain  additional  transaction  costs associated with short sales against the box,  but  the Fund will endeavor to offset these costs with the income from the investment  of  the  cash  proceeds  of  short  sales.

The TFS Small Cap Fund does not anticipate engaging in short sales; however, if it does, it presently intends to limit its exposure to 5% of its net assets.

U.S. Government Securities. Each Fund may invest a portion of its assets in U.S. Government Securities, which include direct obligations of the U.S. Treasury, securities guaranteed as to interest and principal by the U.S. Government, such as Government

National Mortgage Association certificates and Overseas Private Investment Corporation bonds, as well as securities issued or guaranteed as to interest and principal by U.S. Government authorities, agencies and instrumentalities such as the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Home Administration, Federal Farm Credit Bank, Federal Home Loan Bank, Student Loan Marketing Association, Resolution Funding Corporation, Federal Financing Corporation, Small Business Administration and Tennessee Valley Authority. U.S. Government Securities may be acquired subject to repurchase agreements. While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government, several are supported by the right of the issuer to borrow from the U.S. Government, and still others are supported only by the credit of the issuer itself. The guarantee of the U.S. Government does not extend to the yield or value of the U.S. Government Securities held by the Fund or to the Fund's shares.

Foreign Securities. Each Fund may invest in foreign securities if the Adviser believes such investment would be consistent with the Fund's investment objective.  The same factors would be considered by the Adviser in selecting foreign securities as with domestic securities. Foreign securities investment presents special risks and considerations not typically associated with investments in domestic securities. Foreign taxes may reduce income. Currency exchange rates and regulations may cause fluctuation in the value of foreign securities. Foreign securities are subject to different regulatory environments than in the United States and, compared to the United States, there may be a lack of uniform accounting, auditing and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial or social instability or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. Government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again. The Funds may invest in foreign issuers directly or through the purchase of American Depository Receipts (“ADRs”).

ADRs, which are traded domestically, are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. The prices of ADRs are denominated in U.S. dollars while the underlying security may be denominated in a foreign currency. Direct investments in foreign securities will generally be limited to foreign securities traded on foreign securities exchanges.

Options and Futures.  As discussed in the Prospectus, the Funds may engage in certain transactions in options and futures contracts and options on futures contracts.  The discussion below provides additional information regarding the use of futures and options transactions.

Regulatory Matters.  The Funds will comply with and adhere to all limitations on the manner and extent to which it effects transactions in futures and options on such futures currently imposed by the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) applicable to the issuance of senior securities.  Additionally, the Funds have claimed an exclusion from the definition of the term “commodity pool operator” pursuant to Rule 4.5 under the Commodity Exchange Act, as amended (the “CEA”).  Therefore, the Funds are not subject to regulation or registration as a commodity pool operator under the CEA.

Futures and Options Transactions.  The Funds may use futures and options contracts for the purpose of seeking to reduce the overall investment risk that would otherwise be associated with the securities in which it invests.  For example, a Fund may sell a stock index futures contract in anticipation of a general market or market sector decline that might adversely affect prices of a Fund’s portfolio securities.  To the extent that there is a correlation between a Fund’s portfolio and a particular stock index, the sale of futures contracts on that index could reduce general market risk and permit a Fund to retain its securities positions.

The Funds may purchase calls on individual stocks and stock indices in order to establish investment exposure to the underlying securities.  Alternatively, the Funds may sell stock index futures contracts (or purchase puts on such contracts) to provide protection against a decline in the price of a security below a specified level or a sector or general market decline.  The Funds may purchase and write options in combination with each other to adjust the risk and return of its overall investment positions.  For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to synthesize a position similar to that which would be achieved by selling a futures contract.

By purchasing a put option on an individual stock, a Fund could hedge the risk of a devaluation of that individual stock.  The value of the put option would be expected to rise as a result of a market decline and thus could offset all or a portion of losses resulting from declines in the prices of individual securities held by the Fund.  However, option premiums tend to decrease over time as the expiration date nears.  Therefore, because of the cost of the option (in the form of premium and transaction costs), a Fund would suffer a loss in the put option if prices do not decline sufficiently to offset the deterioration in the value of the option premium.

By purchasing a call option on a stock index, a Fund would attempt to participate in potential price increases of the underlying index, with results similar to those obtainable from purchasing a futures contract, but with risk limited to the cost of the option if stock prices fell.  At the same time, a Fund would suffer a loss if stock prices do not rise sufficiently to offset the cost of the option.

Each Fund may engage in the writing (selling) of covered call options with respect to the securities in its portfolio to supplement its income and enhance total returns.  A Fund may write (sell) listed or over-the-counter call options on individual securities held by the Fund, on baskets of such securities or on the Fund’s portfolio as a whole.  The Funds will write only covered call options, that is, a Fund will write call options only when it has in its portfolio (or has the right to acquire at no cost) the securities subject to the option.  A written option may also be considered to be covered if a Fund owns an option that entirely or partially offsets its obligations under the written option.  Index options will be considered covered if a Fund holds a portfolio of securities substantially correlated with the movement of the index (or, to the extent it does not hold such a portfolio, maintains a segregated account with the custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily).  A call option written by a Fund obligates the Fund to sell specified securities to the holder of the option at a predetermined price if the option is exercised on or before its expiration date.  An index call option written by a Fund obligates the Fund to make a cash payment to the holder of the option if the option is exercised and the value of the index has risen above a predetermined level on or before the expiration date of the option.  A Fund may terminate its obligations under a call option by purchasing an option identical to the one written.  Writing covered call options provides a Fund with opportunities to increase the returns earned from portfolio securities through the receipt of premiums paid by the purchasers of the options.  Writing covered call options may reduce a Fund’s returns if the value of the underlying security or index increases and the option position is exercised or closed out by the Fund at a loss.

Risks of Futures and Options.  The purchase and sale of options and futures contracts and related options involve risks different from those involved with direct investments in securities and also require different skills from the investment manager in managing a Fund’s portfolio of investments.  While utilization of options, futures contracts and similar instruments may be advantageous to a Fund, if the investment manager is not successful in employing such instruments in managing the Fund’s investments or in predicting market changes, the Fund’s performance will be worse than if the Fund did not make such investments.  It is possible that there will be imperfect correlation, or even no correlation, between price movements of the investments being hedged and the options or futures used.  It is also possible that a Fund may be unable to close out or liquidate its hedges during unusual periods of illiquidity in the options or futures markets.  In addition, a Fund will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce its yield.  The Funds’ current policy is to limit options and futures transactions to those described above.  The Funds may purchase and write both over-the-counter and exchange traded options.

Risks of Options on Stock Indices.  As discussed above, the purchase and sale of options on stock indices will be subject to risks applicable to options transactions generally.  In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options.  Index prices may be distorted if trading of certain stocks included in the index is interrupted.  Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index or if dissemination of the current level of an underlying index is interrupted.  If this occurs, a Fund would not be able to close out options which it had purchased and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in losses if the underlying index moves adversely before trading resumes.  However, it is a policy of the Funds to purchase options only on indices which include a sufficient number of stocks so that the likelihood of a trading halt in the index is minimized.

The purchaser of an index option may also be subject to a timing risk.  If an option is exercised by a Fund before final determination of the closing index value for that day, the risk exists that the level of the underlying index may subsequently change.  If such a change caused the exercised option to fall out-of-the-money (that is, the exercising of the option would result in a loss, not a gain), a Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.  Although a Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time, it may not be possible to eliminate this risk entirely, because the exercise cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.  Alternatively, when the index level is close to the exercise price, a Fund may sell rather than exercise the option.  Although the markets for certain index option contracts have developed rapidly, the markets for other index options are not as liquid.  The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market.  It is not certain that this market will develop in all index option contracts.  The Funds will not purchase or sell any index option contract unless and until, in the opinion of the Adviser, the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.

Stock Index Futures Characteristics.  Currently, stock index futures contracts can be purchased or sold with respect to several different stock indices, each based on a different measure of market performance.  A determination as to which of the index contracts would be appropriate for purchase or sale by a Fund will be based upon, among other things, applicability to the Fund’s stated objective, the liquidity offered by such contracts, the volatility of the underlying index and the correlation of the index to the Fund’s positions.

Unlike when a Fund purchases or sells a security, no price is paid to or received by a Fund upon the purchase or sale of a futures contract.  Instead, a Fund will be required to deposit in its segregated asset account an amount of cash or qualifying securities (e.g., U.S. Treasury bills) currently ranging from approximately 10% to 15% of the contract amount.  This is called “initial margin.”  Such initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract.  Gains and losses on open contracts are required to be reflected in cash in the form of variation margin payments which a Fund may be required to make during the term of the contracts to its broker.  Such payments would be required where, during the term of a stock index futures contract purchased by a Fund, the price of the underlying stock index declined, thereby making a Fund’s position less valuable.  In all instances involving the purchase of stock index futures contracts by a Fund, an amount of cash together with such other securities as permitted by applicable regulatory authorities to be utilized for such purpose, at least equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund’s custodian to collateralize the position.  At any time prior to the expiration of a futures contract, a Fund may elect to close its position by taking an opposite position which will operate to terminate its position in the futures contract.

Where futures are purchased to hedge against a possible increase in the price of a security before a Fund is able to fashion its program to invest in the security or in options on the security, it is possible that the market may decline.  If a Fund, as a result, decided not to make the planned investment at that time either because of concern as to the possible further market decline or for other reasons, the Fund would realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

In addition to the possibility that there may be an imperfect correlation or no correlation at all between movements in the stock index future and the portion of the portfolio being hedged, the price of stock index futures may not correlate perfectly with movements in the stock index due to certain market distortions.  All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index itself and the value of a future.  Moreover, the deposit requirements in the futures market are less onerous than margin requirements in the securities market and may therefore cause increased participation by speculators in the futures market.  Such increased participation may also cause temporary price distortions.  Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in stock indices and movements in the prices of stock index futures, the value of stock index futures contracts as a hedging device may be reduced.  In addition, if a Fund has insufficient available cash, it may at times have to sell securities to meet variation margin requirements.  Such sales may have to be effected at a time when it may be disadvantageous to do so.

Leveraging Activities and Borrowing Money.  When the Adviser believes that market conditions are appropriate, a Fund may borrow money in order to take full advantage of available investment opportunities. This is the speculative activity known as “leveraging.”  When a Fund uses leverage, it is possible the Fund could lose more than the amount invested.  Each Fund may “leverage” up to one-third of the value of its total assets, which includes the value of the borrowed assets.  A Fund may borrow money from a bank in a privately arranged transaction to increase the money available to the Fund to invest in common stock when the Fund believes the return from the common stock financed will be greater than the interest expense paid on the borrowing.  The Adviser believes, in the case of the Market Neutral Fund, that the use of leverage may be valuable in producing attractive performance and is in the best interest of shareholders.

The risks of borrowing include a higher volatility of the net asset value of a Fund’s shares and the relatively greater effect on the net asset value of the shares caused by declines in the prices of a Fund’s investments, adverse market movements and increases in the cost of borrowing.  The effect of borrowing in all market conditions could be a greater decrease in net asset value per share than if a Fund had not borrowed money.  In an extreme case, if a Fund’s current investment income were not sufficient to meet the interest expense of borrowing, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

Commercial Paper.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper normally have maturities of less than 9 months and fixed rates of return.  The Funds may invest in commercial paper rated in any rating category or not rated by a Nationally Recognized Statistical Rating Organization.  In general, investment in lower-rated instruments is more risky than investment in instruments in higher-rated categories.

Illiquid Securities.   The Funds typically will not purchase illiquid securities, but in the rare case that a Fund does so, it will limit its investment in illiquid securities to no more than 15% of its net assets. Illiquid securities generally include (i) private placements and other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), (ii) over-the-counter options and assets used to cover over-the-counter options, and (iii) repurchase agreements not terminable within seven days.

Because of the absence of a trading market for illiquid securities, a Fund may not be able to sell those securities at the times it desires to do so or at prices which are favorable.  The investment manager will monitor the liquidity of a Fund’s investments in illiquid securities.  Certain securities available for resale pursuant to Rule 144A under the Securities Act of 1933 may not be treated as "illiquid" for purposes of this limit on investments in accordance with procedures adopted by the Trust’s Board of Trustees.

A Fund, if it invests in securities for which there is no ready market, may not be able to readily sell such securities.  Such securities are unlike securities that are traded in the open market and can be expected to be sold immediately if the market is adequate.  The sale price of illiquid securities may be lower or higher than the investment manager’s most recent estimate of their fair market value.  Generally, less public information is available about the issuers of such securities than about companies whose securities are publicly traded.

Repurchase Agreements.   The Funds may purchase securities pursuant to repurchase agreements.  A repurchase agreement is considered a type of loan. Under the terms of a repurchase agreement, a Fund acquires securities from a member bank of the

Federal Reserve or a registered broker-dealer which the Adviser deems creditworthy, subject to the seller's agreement to repurchase those securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is obligated to maintain at all times with the Funds’ custodian or a sub-custodian the underlying securities as collateral in an amount not less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation or becomes insolvent, a Fund has the right to sell the collateral and recover the amount due from the seller.  However, a Fund will suffer a loss to the extent that the proceeds from the sale of the underlying securities are less than the repurchase price under the agreement, or to the extent that the disposition of the securities by the Fund is delayed pending court action. Repurchase agreements are considered to be loans by the Funds under the 1940 Act.

Lending of Portfolio Securities.  In order to generate additional income, each Fund may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. A Fund must receive 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While a Fund does not have the right to vote securities on loan, it has the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to a Fund, the Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees.

At such time as the Funds engage in the practice of securities lending, the Trustees will adopt procedures in order to manage the risks of securities lending.

Investment Restrictions

Each Fund's investment objective may not be changed without the affirmative vote of the holders of a majority of its outstanding shares. In addition, the Funds are subject to the following investment restrictions, which may not be changed without the affirmative vote of the holders of a majority of a Fund’s outstanding shares. When used in this Statement of Additional Information and the Prospectus, a “majority” of a Fund’s outstanding shares means the vote of the lesser of (1) 67% of the shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund.

Each Fund may not:

1.
Purchase securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries.

2.
With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer (except that such limitation does not apply to U.S. Government securities and securities of other investment companies).

3.
Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets if such borrowings or other transactions would exceed more than 33 1/3% of the value of its total assets and except to the extent permitted under the 1940 Act or the rules, regulations or interpretations thereof.

4.
Make loans to other persons except (i) by the purchase of a portion of an issue of bonds, debentures or other debt securities; (ii) by lending portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets; and (iii) by entering into repurchase agreements.

5.
Underwrite securities of other issuers, except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under the federal securities laws.

6.	Purchase securities of companies for the purpose of exercising control.

7.
Purchase or sell real estate, except that the Fund may invest in securities of companies that invest in real estate or interests therein and in securities that are secured by real estate or interests therein.

8.	Purchase or sell commodities or commodities contracts, except that the Fund may purchase and sell financial futures contracts and options thereon.

Except with respect to the percentage limitations relative to the borrowing of money (investment restriction number 3 above), if a percentage limitation set forth above, or stated elsewhere in this Statement of Additional Information or in the Prospectus, is met at the time an investment is made, a later change in percentage resulting from a change in the value of a Fund’s investments or in the net assets of a Fund will not constitute a violation of such percentage limitation.

Portfolio Turnover

The portfolio turnover rate for a Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The portfolio turnover rate for a Fund may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of shares or implementation of hedging strategies. High portfolio turnover rates will generally result in higher transaction costs to a Fund, including brokerage commissions, and may result in additional tax consequences to the Fund's shareholders.  The Adviser expects to engage in frequent portfolio transactions that will result in portfolio turnover that is significantly higher than that of most other mutual funds.  The following table shows each Fund’s portfolio turnover rate for the previous three fiscal periods:

Fund	Fiscal Year Ended 10/31/2009	Fiscal Period Ended 10/31/2008*	Fiscal Year Ended 6/30/2008
TFS Market Neutral Fund	429%	204%	536%
TFS Small Cap Fund	322%	123%	269%

*	The portfolio turnover rate is lower for the fiscal period ended October 31, 2008 because it covers only four months of trading activity.

CALCULATION OF NET ASSET VALUE

The net asset value of shares of each Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (the "NYSE") on each day the NYSE is open for trading. Currently, the NYSE is open for trading on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

For purposes of computing the net asset value of a Fund, securities are valued at market value as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded.  However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used.  If there are no sales on that day, the securities are valued at the mean of the most recent bid and ask prices on the NYSE or other primary exchange.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ.  Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges.  In the event that market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted in good faith by the Board of Trustees of the Trust.  Options will similarly be valued at their fair value determined as of the close of the NYSE if significant announcements or events affecting the market value of options occur subsequent to the NYSE close but prior to the close of options trading.  Debt securities will be valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.  One or more pricing services may be utilized to determine the fair value of securities held by the Fund.  The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are appropriately valued.

Trading in Foreign Securities. Trading in foreign securities may be completed at times that vary from the closing of the NYSE.  In computing net asset value, a Fund usually values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE.  Some foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE.  Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE.  If these events materially affect the value of portfolio securities, these securities may be valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Funds are offered for sale on a continuous basis. Shares of the Fund are sold and redeemed at their net asset value as next determined after receipt of the purchase, redemption or exchange order in proper form.

The Funds may suspend the right of redemption or postpone the date of payment for shares during a period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the Securities and Exchange Commission (the “SEC”); (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted these suspensions; or (d) an emergency exists as a result of which: (i) disposal by a Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for a Fund to determine the fair market value of its net assets.

The Funds may pay the proceeds of a redemption by making an in-kind distribution of securities, but have committed to pay in cash all redemption requests by a shareholder of record, limited in amount during any 90-day period up to the lesser of $250,000 or 1% of the value of a Fund’s net assets at the beginning of such period.  Such commitment is irrevocable without the prior approval of the SEC.  In the case of requests for redemption in excess of such amount, the Board of Trustees reserves the right to make payments in whole or in part in securities or other assets of a Fund.  In this event, the securities would be valued in the same manner as a Fund’s net asset value is determined.  If the recipient sold such securities, brokerage charges would be incurred.

SPECIAL SHAREHOLDER SERVICES

As noted in the Prospectus, the Funds offer the following shareholder services:

Regular Account.  The regular account allows for voluntary investments to be made at any time.  Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions to and withdrawals from their account as often as they wish.  When an investor makes an initial investment in a Fund, a shareholder account is opened in accordance with the investor's registration instructions.  Each time there is a transaction in a shareholder account, such as an additional investment, an exchange or a redemption, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date.

Automatic Investment Plan and Direct Deposit Plans.  The automatic investment plan enables investors to make regular monthly or bi-monthly investments in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Transfer Agent will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the fifteenth and/or the last business day of the month.  The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.

Your employer may offer a direct deposit plan which will allow you to have all or portion of your paycheck transferred automatically to purchase shares of the Funds.  Please call 1-888-534-2001 for more information.

Automatic Withdrawal Plan.  Shareholders owning shares with a value of $10,000 or more may establish an Automatic Withdrawal Plan.  A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing a Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December).  Payments may be made directly to an investor's account with a commercial bank or other depository institution via an Automated Clearing House ("ACH") transaction.

Instructions for establishing this service are included in the Application or are available by calling the Transfer Agent.  Payment may also be made by check made payable to the designated recipient and mailed within 7 days of the redemption date.  If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the instructions (see "How to Redeem Shares" in the Prospectus).  A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf.  The application must be signed by a duly authorized officer(s) and the corporate seal affixed.  Shareholders under this plan are still subject to the redemption fees for withdrawals that occur within 90 days of the investment (as described in the “Redemption Fee” section of the Prospectus).  Costs in conjunction with the administration of the plan are borne by the Transfer Agent and the Transfer Agent reserves the right, upon 30 days’ written notice, to make reasonable charges.  Investors should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and that the redemption of shares to make withdrawal payments may result in realized long-term or short-term capital gains or losses.  The Automatic Withdrawal Plan may be terminated at any time by the Funds upon thirty days' written notice or by an investor upon written notice to the Funds.  Applications and further details may be obtained by calling the Funds at 1-888-534-2001, or by writing to:

TFS Capital Investment Trust
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

Transfer of Registration.  To transfer shares to another owner, send a written request to the Transfer Agent at the address shown herein.  Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registrations; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (see “How to Redeem Shares” in the Prospectus); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc.  If you have any questions about transferring shares, call or write the Transfer Agent.

MANAGEMENT OF THE TRUST

Overall responsibility for management of the Trust rests with its Trustees.  The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office.  The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust’s day-to-day operations.  The officers are elected annually.  Certain officers of the Trust also may serve as Trustees.

The Trust is managed by the Trustees in accordance with the laws of the State of Ohio governing business trusts.  There are currently five Trustees, three of whom (the “Independent Trustees”) are not "interested persons" of the Trust within the meaning of that term under the 1940 Act.  The Independent Trustees receive compensation for their services as a Trustee and attendance at meetings of the Trustees.  Officers of the Trust, except for the Chief Compliance Officer, receive no compensation from the Trust for performing the duties of their offices.

The Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:

Name, Address and Age	Length of Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years and Directorships of Public Companies**	Number of Portfolios in Fund Complex Overseen by Trustee
Interested Trustees:
*Larry S. Eiben 1800 Bayberry Court, Suite 103 Richmond, Virginia 23226 Year of Birth: 1972	Since January 2004	Trustee and President	Chief Operating Officer and Chief Compliance Officer of TFS Capital LLC	2
*Thomas Michael Frederick 1800 Bayberry Court, Suite 103 Richmond, Virginia 23226 Year of Birth: 1972	Since June 2004	Trustee	Director of Business Development for TFS Capital LLC from July 2006 to present; Associate Director of Virginia Student Aid Foundation from February 2004 to July 2006	2
Independent Trustees:
Merle C. Hazelton 1800 Bayberry Court, Suite 103 Richmond, Virginia 23226 Year of Birth: 1962	Since June 2004	Trustee	Capital Markets – Assistant Controller of Genworth Financial, Inc. from July 2007 to present; Investments – Assistant Controller of Genworth Financial, Inc. from May 2005 to July 2007; Treasury – Controller of Genworth Financial, Inc. (insurance/ financial services firm) from February 2002 to May 2005	2
Mark J. Malone 1800 Bayberry Court, Suite 103 Richmond, Virginia 23226 Year of Birth: 1966	Since June 2004	Trustee	Director, Institutional Equities of Lazard Capital Markets from March 2008 to present; Managing Director of Institutional Sales of Morgan Keegan & Company, Inc. from April 2006 to March 2008; Director of Institutional Equities of Deutsche Bank Securities from June 1998 to May 2006	2
Brian O’Connell 1800 Bayberry Court, Suite 103 Richmond, Virginia 23226 Year of Birth: 1959	Since June 2004	Trustee	Independent writer/author	2
Executive Officers:
Robert G. Dorsey 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Year of Birth: 1957	Since June 2004	Vice President	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC
Mark J. Seger 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Year of Birth: 1962	Since June 2004	Treasurer	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC
John F. Splain 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Year of Birth: 1956	Since June 2004	Secretary	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC
David D. Jones 719 Sawdust Road, Suite 113 The Woodlands, Texas 77380 Year of Birth: 1958	Since December 2007	Chief Compliance Officer	Managing Member of Drake Compliance, LLC; Attorney, David Jones & Assoc., P.C. (law firm)

*
Larry S. Eiben and Thomas Michael Frederick, as affiliated persons of TFS Capital LLC, the Trust’s investment adviser, are considered “interested persons” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

**	None of the Trustees are directors of public companies.

Board Committees.  The Trustees have established a Nominating Committee, which is responsible for identifying and nominating qualified individuals to serve as Trustees.  Messrs. Hazelton, O’Connell and Malone are the members of the Nominating Committee.  The Nominating Committee does not currently consider nominees recommended by shareholders of the Fund.  The Nominating Committee did not meet during the fiscal year ended October 31, 2009.

The Trustees have established an Audit Committee, the principal functions of which are: (i) to appoint, retain and oversee the Trust’s independent auditors; (ii) to meet separately with the independent auditors and review the scope and anticipated costs of the audit; and (iii) to receive and consider a report from the independent auditors concerning their conduct of the audit, including any comments or recommendations they deem appropriate.  Messrs. Hazelton, O’Connell and Malone are the members of the Audit Committee.  The Audit Committee met twice during the fiscal year ended October 31, 2009.

The Trustees have also established a Qualified Legal Compliance Committee, which is responsible for receiving and investigating evidence from attorneys representing the Trust of material violations of securities laws, a material breach of fiduciary duty or a similar material violation.  Messrs. Hazelton, O’Connell and Malone are the members of the Qualified Legal Compliance Committee.  The Qualified Legal Compliance Committee did not meet during the fiscal year ended October 31, 2009.

Trustees’ Ownership of Fund Shares.  The following table shows each Trustee's beneficial ownership of shares of the Funds and, on an aggregate basis, of shares of all Funds within the complex overseen by the Trustee.  Information is provided as of December 31, 2009.

Name of Trustee	Dollar Range of TFS Market Neutral Fund Shares Owned by Trustee	Dollar Range of TFS Small Cap Fund Shares Owned by Trustee	Aggregate Dollar Range of Shares of All Funds in Fund Complex Overseen by Trustee
Interested Trustees:
Larry S. Eiben	_______________	_______________	_______________
Thomas Michael Frederick	_______________	_______________	_______________

Independent Trustees:
Merle C. Hazelton	_______________	_______________	_______________
Mark J. Malone	_______________	_______________	_______________
Brian O’Connell	_______________	_______________	_______________

As of February 1, 2010, the officers and the Trustees of the Trust, in the aggregate, owned of record and beneficially ____% of the outstanding shares of the TFS Market Neutral Fund and _____% of the outstanding shares of the TFS Small Cap Fund.

Trustee Compensation.  No director, officer or employee of the Adviser or the Distributor will receive any compensation from the Funds for serving as an officer or Trustee of the Trust.  Each Independent Trustee receives from the Trust an annual retainer of $1,500, payable quarterly; a fee of $2,500 for attendance at each meeting of the Board of Trustees; and a fee of $1,000 for attendance at each meeting of the Audit Committee; plus reimbursement of travel and other expenses incurred in attending meetings.  In addition, the Chairman of the Audit Committee receives an additional $1,000 for each Audit Committee meeting attended.  The following table provides the compensation paid to each of the Trustees during the fiscal year ended October 31, 2009:

Trustee	Aggregate Compensation Paid for Service to the Trust	Pension or Retirement Benefits Accrued	Estimated Annual Benefits Upon Retirement	Total Compensation Paid for Service to the Trust and Fund Complex

Larry S. Eiben	$0	N/A	N/A	$0
Thomas Michael Frederick	$0	N/A	N/A	$0
Merle C. Hazelton	$11,625	N/A	N/A	$11,625
Mark J. Malone	$10,625	N/A	N/A	$10,625
Brian O’Connell	$10,625	N/A	N/A	$10,625

INVESTMENT ADVISER

TFS Capital LLC (the "Adviser"), 1800 Bayberry Court, Suite 103, Richmond, Virginia 23226, serves as investment adviser to each Fund.  The Adviser, founded in October 1997, is a registered investment adviser that manages approximately $___ million in assets as of December 31, 2009. Subject to the investment objectives and policies approved by the Trustees of the Trust, the Adviser manages each Fund’s portfolio and makes all investment decisions for the Funds, and continuously reviews, supervises and administers the Funds’ investment programs.  Each Fund’s Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

The TFS Market Neutral Fund pays the Adviser a monthly fee at the annual rate of 2.25% of its average daily net assets.  The following table provides compensation payable to the Adviser by the TFS Market Neutral Fund, advisory fee reductions and net advisory fees received by the Adviser during each of the last three fiscal periods.

Fiscal Period Ended	Advisory Fees Accrued by TFS Market Neutral Fund	Advisory Fee Reductions by the Adviser	Net Advisory Fees Received by the Adviser
October 31, 2009	$12,902,905	$167,067	$12,735,838
October 31, 2008	$2,641,095	$60,676	$2,580,419
June 30, 2008	$4,003,322	$194,726	$3,808,596

The TFS Small Cap Fund pays the Adviser an investment advisory fee computed at the annual rate of 1.25% of its average daily net assets (the “Base Fee”), subject to the Performance Fee Adjustment described below.  The following table provides compensation payable to the Adviser by the TFS Small Cap Fund and advisory fee reductions and expense reimbursements made by the Adviser during each of the last three fiscal periods.

Fiscal Period Ended	Advisory Fees Accrued by TFS Small Cap Fund	Advisory Fees Reductions by the Adviser	Additional Reimbursements of Other Operating Expenses Made by the Adviser
October 31, 2009	$75,734	$75,734	$104,123
October 31, 2008	$5,395	$5,395	$46,096
June 30, 2008	$108,745	$108,745	$33,511

The Adviser has agreed (for the life of the Funds) to reduce its investment advisory fees and to absorb the Funds’ expenses to the extent necessary to limit aggregate annual ordinary operating expenses (excluding brokerage, taxes, borrowing costs such as interest and dividend expenses on securities sold short, and extraordinary expenses) to 2.50% of average daily net assets for the Market Neutral Fund and 1.75% of average daily net assets for the Small Cap Fund.  Any such fee reductions by the Adviser, or payments by the Adviser of expenses which are a Fund’s obligation, are subject to repayment by such Fund, provided that the repayment does not cause the Fund’s ordinary operating expenses to exceed the 2.50% limit for the Market Neutral Fund and 1.75% limit for the Small Cap Fund, and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment. This agreement may be terminated by either the Funds or the Adviser upon not less than 60 days prior written notice to the other party, provided, however, that (1) the Adviser may not terminate this agreement without the approval of the Board of Trustees, and (2) this agreement will terminate automatically if, as and when the Adviser ceases to serve as investment adviser of a Fund. Such limitation of 1.75% for the Small Cap Fund shall be calculated prior to the application of the Performance Fee Adjustment, as described below.  As of October 31, 2009, the Adviser may in the future recoup fee reductions and expense reimbursements totaling $533,727 and $468,998 from the TFS Market Neutral Fund and the TFS Small Cap Fund, respectively, subject to the conditions described in this paragraph.  The Adviser may recapture these amounts no later than the dates as stated below:
	June 30, 2010	June 30, 2011	Oct. 31, 2011	Oct. 31, 2012
TFS Market Neutral Fund	$111,258	$194,726	$60,676	$167,067
TFS Small Cap Fund	$95,394	$142,256	$51,491	$179,857

TFS SMALL CAP FUND – PERFORMANCE FEE ADJUSTMENT

The TFS Small Cap Fund pays TFS a base advisory fee equal to the annual rate of 1.25% of the average value of its daily net assets (the “Base Fee”).  Adjustments to the Base Fee will be made by comparison of the Fund’s investment performance for the applicable performance period to the investment performance of the Fund’s “Benchmark” (the Russell 2000® Index + 2.50%) over the same period (the “Performance Fee Adjustment”).  The applicable performance period is a rolling twelve month period whereby the most recent calendar month is substituted for the earliest month as time passes.  The Performance Fee Adjustment will be applied to average net assets of the Fund over the performance period.  The Base Fee with respect to the Fund will be increased by one basis point (0.01%) for every two basis points (0.02%) of outperformance, to a maximum fee of 2.50% per annum.  However, if the Fund underperforms its Benchmark, the fee will be decreased one basis point (0.01%) for every two basis points (0.02%) of underperformance, to a minimum fee of 0.00% per annum.  TFS may receive the Performance Fee Adjustment for periods during which the Fund has negative investment performance.  During the fiscal year ended October 31, 2009, the Base Fee was increased due to the performance fee adjustment and the Adviser was entitled to receive (before fee reductions) advisory fees equal to the annual rate of 1.38% of the Fund’s average daily net assets.

The maximum monthly fee rate as adjusted for performance will be 1/12 of 2.50% and will be payable if the Fund’s performance exceeds the Benchmark by 2.50% for the performance period.  Therefore, to achieve the maximum rate, the Fund’s performance must exceed the performance of Russell 2000® Index by 5% or more over the performance period.

The minimum monthly fee rate as adjusted for performance will be 0.00%, if the investment performance of the Fund is equal to or less than the performance of the Russell 2000® Index which equates to underperforming the Benchmark by 2.50%.  In other words, assuming a constant asset level in the Fund, the Adviser will not receive any of the Base Fee if the Fund performs at or below the Russell 2000® Index.

It is not possible to predict the effect of the Performance Fee Adjustment on future overall compensation paid to the Adviser since it will depend on the performance of the Fund relative to the performance record of the Benchmark and future changes in the size of the Fund.

If the average daily net assets of the Fund remain constant over the rolling twelve month performance period, current net assets will be the same as average net assets over the performance period and the maximum Performance Fee Adjustment will be equivalent to 1.25% of current net assets.  However, when current net assets vary from net assets over the twelve month performance period, the Performance Fee Adjustment, as a percentage of current assets, may vary significantly, including at a rate more or less than 1.25%, depending upon whether the net assets of the Fund had been increasing or decreasing and the amount of such increase or decrease during the performance period.  For example, if net assets for the Fund were increasing during the performance period, the Performance Fee Adjustment, measured in dollars, would be more than if the Fund’s net assets had not increased during the performance period.

In a period involving significant underperformance accompanied by rapidly shrinking net assets, the dollar amount of the Performance Fee Adjustment could be more than the dollar amount of the Base Fee.  In such circumstances, the Adviser would be obligated to repay the Fund.

Calculations of the investment performance of the Fund and the investment performance of the Fund’s Benchmark shall be in accordance with any then applicable rules of the SEC.  In addition, the Fund’s selected Benchmark may not be changed except by shareholder approval.

Portfolio Management Committee

Other Accounts Managed (as of October 31, 2009)

The members of the Portfolio Management Committee are collectively responsible for the day-to-day management of other advisory accounts, as indicated by the following table.  The Funds are not included in the table below.

Name of Portfolio Management Committee Member	Type of Accounts	Total Number of Accounts Managed	Total Assets of Accounts Managed	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets of Accounts with Advisory Fee Based on Performance

Larry S. Eiben	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	0 2 0	$ 0 $46,428,309 $ 0	0 2 0	$ 0 $46,428,309 $ 0
Kevin J. Gates	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	0 2 0	$ 0 $46,428,309 $ 0	0 2 0	$ 0 $46,428,309 $ 0
Richard J. Gates	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	0 2 0	$ 0 $46,428,309 $ 0	0 2 0	$ 0 $46,428,309 $ 0
Eric Newman	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	0 2 0	$ 0 $46,428,309 $ 0	0 2 0	$ 0 $46,428,309 $ 0
Dr. Chao Chen	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	0 2 0	$ 0 $46,428,309 $ 0	0 2 0	$ 0 $46,428,309 $ 0
Dr. Yan Liu	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	0 2 0	$ 0 $46,428,309 $ 0	0 2 0	$ 0 $46,428,309 $ 0

Potential Conflicts of Interest

The Adviser is paid performance fees for its services to two private investment funds that it manages, as well as for its services to the TFS Small Cap Fund.  Because of these conflicts, the Adviser has implemented policies and procedures to ensure that one client is not materially advantaged over another. These procedures include, among other things, the rotating of trades between clients and utilizing average pricing for multiple client transactions.  The Adviser is aware that conflicts are particularly relevant with respect to the securities of small capitalization companies, given that these securities often have limited trading capacity; a conflict may arise in that the Funds and the private investment funds managed by the Adviser are essentially competing with each other for capacity.

Compensation

The Adviser uses a team approach in the management of all its clients’ accounts, including the Funds.  Compensation to the members of the Portfolio Management Committee is derived primarily by the profits of the Adviser.  As such, performance and asset levels of the Funds will directly affect the profits of the Adviser.  Moreover, one Committee member, Dr. Liu, is compensated, in part, based upon the performance of the Funds.  More specifically, Dr. Liu has an outstanding retention bonus that will be paid based upon the performance of the TFS Market Neutral Fund.  However, Dr. Liu does not have sole authority over portfolio allocation decisions for the TFS Market Neutral Fund.  Those decisions are made by the Portfolio Management Committee.  No Committee member is compensated directly based upon the asset levels of the Funds.

Messrs. Eiben, Gates and Gates are managing members of the Adviser and each owns 1/3 of the Adviser.  Each receives a fixed salary, adjusted annually, and any pass-through income or loss from the Adviser’s business.  Salary levels are established annually based upon industry data for individuals providing similar services.

Mr. Newman and Dr. Chen are each compensated based exclusively on a percentage of the profits of the Adviser.  The percentage amount is subjective and is determined by Messrs. Eiben, Gates and Gates. As noted previously, the percentage is not based on the performance of any account or accounts managed by Mr. Newman and Dr. Chen.  Mr. Newman and Dr. Chen do not receive a fixed salary for their services.  Dr. Liu is similarly compensated based upon the profits of the Adviser; however, Dr. Liu’s retention bonus will be paid based on the performance of the TFS Market Neutral Fund.

The Adviser also maintains a profit sharing plan, with discretionary annual contributions to all eligible employees.

Ownership of Fund Shares

The following table indicates the dollar range of securities of the Funds beneficially owned by the members of the Portfolio Management Committee as of October 31, 2009:

Name of Portfolio Management Committee Member	Fund Shares Beneficially Owned	Dollar Value of Fund Shares Beneficially Owned
Larry S. Eiben	TFS Market Neutral Fund TFS Small Cap Fund	$500,001 – $1,000,000 Over $1,000,000
Kevin J. Gates	TFS Market Neutral Fund TFS Small Cap Fund	$500,001 – $1,000,000 Over $1,000,000
Richard J. Gates	TFS Market Neutral Fund TFS Small Cap Fund	$500,001 – $1,000,000 Over $1,000,000
Eric Newman	TFS Market Neutral Fund TFS Small Cap Fund	$100,001 – $500,000 $50,001 – $100,000
Dr. Chao Chen	TFS Market Neutral Fund TFS Small Cap Fund	$100,001 – $500,000 $100,001 – $500,000
Dr. Yan Liu	TFS Market Neutral Fund TFS Small Cap Fund	None None

PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreements, the Adviser determines, subject to the general supervision of the Trustees of the Trust and in accordance with each Fund's investment objective, policies and restrictions, which securities are to be purchased and sold by the Funds and which brokers will execute the Funds’ portfolio transactions.

Purchases and sales of portfolio securities that are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked prices. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Fund, where possible, will deal directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers who provide investment research to the Adviser may receive orders for transactions on behalf of the Funds. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Funds. Such information may be useful to the Adviser in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of brokerage orders of other clients may be useful to the Adviser in carrying out its obligations to the Funds.

While the Adviser generally seeks competitive commissions, the Funds may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above.

Investment decisions for each Fund are made independently from those made for other accounts managed by the Adviser. Any other managed account may also invest in the securities in which a Fund invests.  When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another account managed by the Adviser, the policy of the Adviser generally is to randomly process trades between the accounts so that one client is not materially advantaged over the other.  If transactions are executed by the same broker, then the Adviser may allocate trades based on the average price, and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to each Fund and the other accounts managed by the Adviser.  In some instances, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund.

The following table reflects the aggregate brokerage commissions paid by each Fund during each of the last three fiscal periods:

Fiscal Period Ended	TFS Market Neutral Fund	TFS Small Cap Fund
October 31, 2009	$2,677,329	$17,453
October 31, 2008	$578,183	$4,040
June 30, 2008	$1,029,769	$9,850

The primary reason for the higher aggregate brokerage commissions paid by each Fund during the most recent fiscal year was the substantial growth in the Funds’ net assets during such year.  The brokerage commissions for the fiscal period ended October 31, 2008 covers only four months of operations.

OTHER SERVICE PROVIDERS

Administrator, Fund Accountant and Transfer Agent

Ultimus Fund Solutions, LLC ("Ultimus"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Administrator, Fund Accountant and Transfer Agent to the Funds pursuant to an Administration Agreement, a Fund Accounting Agreement and a Transfer Agent and Shareholder Services Agreement (collectively, the "Service Agreements").

As Administrator, Ultimus assists in supervising all operations of the Funds (other than those performed by the Adviser under the Advisory Agreement).  Ultimus has agreed to perform or arrange for the performance of the following services (under the Service Agreements, Ultimus may delegate all or any part of its responsibilities thereunder):

--	prepares and assembles reports required to be sent to the Funds’ shareholders and arranges for the printing and dissemination of such reports;

--	assembles reports required to be filed with the SEC and files such completed reports with the SEC;

--	arranges for the dissemination to shareholders of the Funds’ proxy materials and oversees the tabulation of proxies;

--
determines the amounts available for distribution as dividends and distributions to be paid by the Funds to their shareholders; prepares and arranges for the printing of dividend notices to shareholders; and provides the Funds’ custodian with such information as is required to effect the payment of dividends and distributions;

--	oversees the preparation and filing of the Funds’ federal income and excise tax returns and the Funds’ state and local tax returns;

--	assists in monitoring compliance of each Fund’s operations with the 1940 Act and with its investment policies and limitations; and

--	makes such reports and recommendations to the Trust’s Board of Trustees as the Board reasonably requests or deems appropriate.

As Fund Accountant, Ultimus maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts.  Ultimus also maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the net asset value per share; calculation of the dividend and capital gain distributions; reconciles cash movements with the custodian; verifies and reconciles with the custodian all daily trade activities; provides certain reports; obtains dealer quotations or prices from pricing services used in determining net asset value; and prepares interim balance sheets, statements of income and expense, and statements of changes in net assets for the Funds.

As Transfer Agent, Ultimus performs the following services in connection with the Funds’ shareholders: maintains records for each of the Funds’ shareholders of record; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Funds on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitation materials.

Ultimus receives fees from the Funds for its services as Administrator, Fund Accountant and Transfer Agent, and is reimbursed for certain expenses assumed pursuant to the Service Agreements.  For its services as Administrator, each Fund pays Ultimus an administration fee, calculated daily and paid monthly, at the annual rate of 0.15% of the average daily net assets of the Fund up to $50 million; 0.125% of such assets between $50 million and $100 million; 0.10% of such assets between $100 million and $250 million; 0.075% of such assets between $250 million and $500 million; and 0.05% of such assets over $500 million; subject, however, to a minimum fee of $2,000 per month.  The fee payable by the Small Cap Fund to Ultimus as Fund Accountant is $2,500 per month, plus an asset based fee at the annual rate of 0.01% of the Fund’s average daily net assets up to $500 million and 0.005% of such assets over $500 million; the fee payable by the Market Neutral Fund to Ultimus as Fund Accountant is $4,000 per month, plus $1.00 per portfolio trade in excess 1,000 portfolio trades per month, plus an asset based fee of 0.005% of the Fund’s average gross daily net assets.  The fee payable by each Fund to Ultimus as Transfer Agent is at the annual rate of $15 to $24 per shareholder account, depending on the nature of the account, subject to a minimum fee of $1,500 per month.

The following table reflects the fees paid to Ultimus by the Funds during each of the last three fiscal periods:

TFS Market Neutral Fund
Fiscal Period Ended	Administration Fees	Fund Accounting Fees	Transfer Agent Fees
October 31, 2009	$505,035	$192,165	$299,071
October 31, 2008	$122,469	$45,747	$58,920
June 30, 2008	$216,107	$47,890	$73,538

TFS Small Cap Fund
Fiscal Period Ended	Administration Fees	Fund Accounting Fees	Transfer Agent Fees
October 31, 2009	$24,200	$30,532	$18,000
October 31, 2008	$8,000	$10,157	$6,000
June 30, 2008	$24,000	$30,505	$18,000

Unless sooner terminated as provided therein, the Service Agreements between the Trust and Ultimus will continue in effect for successive one-year periods, unless otherwise terminated as provided in the Service Agreements.

The Service Agreements provide that Ultimus shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Service Agreements relate, except a loss from willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by Ultimus of its obligations and duties thereunder.

Principal Underwriter

Ultimus Fund Distributors, LLC (the “Distributor”), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the exclusive agent for distribution of shares of the Funds.  The Distributor is obligated to sell shares of the Funds on a best efforts basis only against purchase orders for the shares.  Shares of the Funds are offered to the public on a continuous basis.  The Distributor is compensated by the Adviser for its services to the Trust under a written agreement for such services.  The Distributor is an affiliate of Ultimus, and Robert G. Dorsey, Mark J. Seger and John F. Splain are each Managing Directors of the Distributor and officers of the Trust.

Custodian

UMB Bank, N.A., 928 Grand Boulevard, 5th Floor, Kansas City, Missouri 64106, serves as custodian to the Trust pursuant to a Custody Agreement.  UMB Bank's responsibilities include safeguarding and controlling each Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds’ investments.

Independent Registered Public Accounting Firm

The Trust has selected ____________________________, (address) to serve as the independent registered public accounting firm for the Trust and to audit the financial statements of the Funds for the fiscal year ending October 31, 2010.

Trust Counsel

The Trust has retained Sullivan & Worcester LLP, One Post Office Square, Boston, Massachusetts 02109, to serve as counsel for the Trust and counsel to the Independent Trustees.

Compliance Consultant

The Trust has entered into a Compliance Consulting Agreement with Drake Compliance, LLC (“Drake”).  Drake provides ongoing regulatory compliance consulting, monitoring and reporting services for the Trust.  In addition, a principal of Drake serves as the Trust’s Chief Compliance Officer.  For these services, Drake receives $2,000 per month from each Fund and is reimbursed for certain out-of-pocket expenses, including postage and supplies and travel expenses.  For the fiscal periods ended October 31, 2009, 2008 and 2007, Drake received fees of $24,765, $8,205 and $18,063, respectively, from each Fund for its compliance services.

GENERAL INFORMATION

Description of Shares

The Trust is an unincorporated business trust that was organized under Ohio law on February 9, 2004. The Trust’s Declaration of Trust authorizes the Board of Trustees to divide shares into series, each series relating to a separate portfolio of investments, and may further divide shares of a series into separate classes.  In the event of a liquidation or dissolution of the Trust or an individual series or class, shareholders of a particular series or class would be entitled to receive the assets available for distribution belonging to such series or class.  Shareholders of a series or class are entitled to participate equally in the net distributable assets of the particular series or class involved on liquidation, based on the number of shares of the series or class that are held by each shareholder.  If any assets, income, earnings, proceeds, funds or payments are not readily identifiable as belonging to any particular series or class, the Trustees shall allocate them among any one or more series or classes as they, in their sole discretion, deem fair and equitable.

Shares of a Fund, when issued, are fully paid and non-assessable.  Shares have no subscription, preemptive or conversion rights.  Shares do not have cumulative voting rights.  Shareholders are entitled to one vote for each full share held and a fractional vote for each fractional share held.  Shareholders of all series and classes of the Trust, including the Funds, will vote together and not separately, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class.  Rule 18f-2 under the 1940 Act provides, in substance, that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter.  A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class.  Under Rule 18f-2, the approval of an investment advisory agreement, a distribution plan or any change in a fundamental investment policy would be effectively acted upon with respect to a series or class only if approved by a majority of the outstanding shares of such series or class.  However, the Rule also provides that the ratification of the appointment of independent accountants and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

Trustee Liability

The Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of duties.  It also provides that all third parties shall look solely to the Trust’s property for satisfaction of claims arising in connection with the affairs of the Trust.  With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

Code of Ethics

The Trust, the Adviser and the Distributor have each adopted a Code of Ethics. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds, but prohibit such personnel from engaging in personal investment activities which compete with or attempt to take advantage of the Funds’ planned portfolio transactions.  Each of these parties monitors compliance with its Code of Ethics.

Proxy Voting Policies and Procedures

The Trust and the Adviser have adopted a Proxy Voting Policy that describes how the Funds intend to vote proxies relating to portfolio securities.  The Proxy Voting Policy of the Trust and the Adviser are attached to this Statement of Additional Information as Appendix A.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling 1-888-534-2001, or on the SEC’s website at http:// www.sec.gov.

Portfolio Holdings Disclosure Policy

The Board of Trustees of the Trust has adopted policies to govern the circumstances under which disclosure regarding securities held by the Funds, and disclosure of purchases and sales of such securities, may be made to shareholders of the Funds or other persons.

•
Public disclosure regarding the portfolio securities held by the Funds is made quarterly in Annual Reports and Semi-Annual Reports to shareholders, and in quarterly holdings reports on Form N-Q ("Official Reports").  Except for such Official Reports and as otherwise expressly permitted herein or required by applicable law, shareholders and other persons may not be provided with information regarding portfolio securities held, purchased or sold by the Funds.

•
Each Fund’s ten largest portfolio holdings as of the end of each month is included as part of a Monthly Update which is posted at www.tfscapital.com.  The Monthly Update is typically posted to the website within 15 days of the end of each month.  The website is open to the general public.

•
Information regarding Portfolio Securities and other information regarding the investment activities of the Funds is disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Funds.  Currently, the Funds are providing portfolio information to three different rating or ranking organizations. These organizations offer various services to investors. Each disclosure arrangement has been approved by the Chief Compliance Officer (“CCO”) of the Trust.  The CCO found that this non-public disclosure was in the best interest of shareholders and serves a legitimate business interest of the Funds. In each instance where portfolio information is disclosed to these organizations, a minimum 30-day lag exists.

Below is a table listing the organizations that are currently receiving non-public portfolio information along with the types of information received, conditions or restrictions on use, timing of disclosure and any compensation received for providing portfolio information.

Name of Rating or Ranking Organization	Information Provided	Timing of Release and Conditions or Restrictions on Use	Receipt of Compensation or other Consideration by the Fund or Affiliated Party
Morningstar, Inc.	CUSIP, security description, shares/par, market value	Provided quarterly, with a 30-day lag. No formal conditions or restrictions.	None
Lipper	CUSIP, security description, shares/par
Provided quarterly, with a 30-day lag.  No formal conditions or restrictions.  Lipper has indicated that it will not trade based on the Fund’s portfolio information, and it prohibits its employees from any such trading.
None
Bloomberg L.P.	CUSIP, shares/par, market value
Provided monthly, with a 30-day lag.  No formal conditions or restrictions.  Bloomberg has indicated that it requires all employees to sign confidentiality agreements acknowledging all information received during their employment must be used for legitimate business purposes only.
None

The Board of Trustees, in consultation with the CCO, has concluded that providing non-public portfolio information to these rating or ranking organizations does not pose a significant risk to the Funds or their shareholders.

•
The Funds provide portfolio information to certain mutual fund supermarkets and/or distribution platforms.  These organizations make the Funds available to their clients.  Each disclosure arrangement has been approved by the CCO of the Funds.  The CCO found that this non-public disclosure was in the best interest of shareholders and serves a legitimate business interest of the Funds.  In each instance where portfolio information is disclosed to these organizations, a minimum 30-day lag exists.

•
These policies relating to disclosure of the Funds’ portfolio securities does not prohibit: (i) disclosure of information to the Adviser or other Fund service providers, which are the Funds’ administrator, distributor, custodian, legal counsel, auditor, pricing services, financial printers/typesetters and proxy voting service, or to brokers and dealers in connection with the Funds’ purchase and sale of portfolio securities; and (ii) disclosure of holdings of or transactions in portfolio securities by a Fund that is made on the same basis to all shareholders of the Fund.

Below is a table that lists each service provider receiving non-public portfolio information along with information regarding the frequency of access, and limitations on use (including a prohibition on trading on non-public information), of portfolio information.

Type of Service Provider	Frequency of Access to Portfolio Information	Restrictions on Use
Adviser	Daily	Contractual and Ethical
Administrator and transfer agent	Daily	Contractual and Ethical
Distributor	Daily	Contractual and Ethical
Custodian	Daily	Contractual and Ethical
Printers/Typesetters	Twice a year, during printing of semi-annual and annual financial reports	Ethical
Proxy Voting Service	No direct access – receive proxies directly from custodian	Contractual and Ethical
Auditor	During annual audit	Ethical
Legal counsel	Regulatory filings, board meetings, and if a legal issue regarding the portfolio requires counsel’s review	Ethical
Broker/dealers through which a Fund purchases and sells portfolio securities	Daily access to the relevant purchase and/or sale – no broker/dealer has access to a Fund’s entire portfolio	Contractual and Ethical

The Board of Trustees has determined that the Funds and their shareholders are adequately protected by these restrictions on use in those instances listed above including those where contractual obligations between the Funds and the party do not exist.

•
The CCO may approve other arrangements, not described herein, under which information relating to portfolio securities held by a Fund, or purchased or sold by a Fund (other than information contained in Official Reports), is disclosed to any shareholder or other person.  The CCO shall approve such an arrangement only if he concludes (based on a consideration of the information to be disclosed, the timing of the disclosure, the intended use of the information and other relevant factors) that the arrangement is reasonably necessary to aid in conducting the ongoing business of the Funds and is unlikely to affect adversely the Funds or any shareholder of the Funds.

•
Neither the Adviser nor the Trust (or any affiliated person, employee, officer, trustee or director of the Adviser or the Trust) may receive any direct or indirect compensation in consideration of the disclosure of information relating to portfolio securities held, purchased or sold by the Funds.

•
The CCO shall inform the Board of Trustees of any arrangements that are approved by the CCO pursuant to these policies, and the rationale supporting such approval, at the next regular quarterly meeting of the Board of Trustees following such approval.  At least once annually, the CCO shall provide the Board of Trustees with a written report as to compliance with these policies.

Principal Holders of Fund Shares

As of February 1, 2010, the following persons owned of record 5% or more of the outstanding shares of the Funds:

TFS Market Neutral Fund
Investor name and address	Number of Shares	% of Fund Shares	Type of Ownership

TFS Small Cap Fund
Investor name and address	Number of Shares	% of Fund Shares	Type of Ownership

*

ADDITIONAL TAX INFORMATION

Each Fund has qualified and intends to continue to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code").  Qualification generally will relieve a Fund of liability for federal income taxes to the extent its net investment income and net realized capital gains are distributed in accordance with the Code.  Depending on the extent of a Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of these states or localities.  If for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders).  In such event, dividend distributions would be taxable to shareholders to the extent of the Fund’s earnings and profits, and, subject to certain limitations under the Code, would be eligible for the dividends-received deduction for corporations and reduced tax rates applicable to “Qualified Dividends” for individuals.

To qualify as a RIC, a Fund must, among other things, (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies, or from net income derived from an interest in a qualified publicly traded partnership (“PTP”); and (2) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of the Fund’s total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund’s investment is limited in respect to any issuer to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of any one issuer, the securities of any two or more issuers that the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified PTPs.  For these purposes, a qualified PTP is generally a PTP other than one where at least 90% of its gross income is gross income that would otherwise be qualifying gross income for a RIC.

A Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards.  Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of October 31, 2009, the TFS Small Cap Fund had capital loss carryforwards of $558,938, of which $16,913 expires June 30, 2016, $87,298 expires October 31, 2016 and $454,727 expires October 31, 2017.  These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Funds, if any, prior to distributing such gains to shareholders.

A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund’s “required distribution” over actual distributions in any calendar year.  Generally, the “required distribution” is 98% of a Fund’s ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of that calendar year plus undistributed amounts from prior years.  Each Fund intends to make distributions sufficient to avoid imposition of the excise tax.

Individual shareholders may benefit from lower rates applicable to long-term capital gains on certain distributions that are attributable to certain dividends received by the Funds from U.S. corporations and certain foreign corporations (“Qualified Dividends”).  Such dividends are scheduled to be taxed at ordinary income rates starting in 2011.  It appears that for an individual shareholder to benefit from the lower tax rate on Qualified Dividends, the shareholder must hold shares in the Fund, and the Fund must hold shares in the dividend-paying corporation, at least 61 days during a prescribed period.  Under current IRS practice, the prescribed period is the 121-day period beginning 60 days before the date on which the shareholder or the Fund, as the case may be, becomes entitled to receive the dividend.  Furthermore, in determining the holding period for this purpose, any period during which the recipient’s risk of loss is offset by means of options, short sales or similar instruments is not included.  Additionally, an individual shareholder would not benefit from the lower tax rate to the extent it or the Fund is obligated (e.g., pursuant to a short sale) to make related payments with respect to positions in substantially similar or related property.

It is anticipated that amounts distributed by each Fund that are attributable to certain dividends received from domestic corporations will qualify for the 70% dividends-received deduction for corporate shareholders.  A corporate shareholder’s dividends-received deduction will be disallowed unless it holds shares in the Fund, and the Fund holds shares in the dividend-paying corporation, at least 46 days during the 91-day period beginning 45 days before the date on which the shareholder or the Fund, as the case may be, becomes entitled to receive the dividend.  In determining the holding period for this purpose, any period during which the recipient’s risk of loss is offset by means of options, short sales or similar transactions is not counted.  Furthermore, the dividends-received deduction will be disallowed to the extent a corporate shareholder’s investment in shares of the Fund, or the Fund’s investment in the shares of the dividend-paying corporation, is financed with indebtedness.  Additionally, a corporate shareholder would not benefit to the extent it or a Fund is obligated (e.g., pursuant to a short sale) to make related payments with respect to positions in substantially similar or related property.

Any loss arising from the sale or redemption of shares of a Fund held for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any amount of capital gain dividends received by the shareholder with respect to such Fund shares.  For purposes of determining whether shares of a Fund have been held for six months or less, a shareholder’s holding period is suspended for any periods during which the shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.

Pursuant to Treasury Regulations directed at tax shelter activity, taxpayers are required to disclose to the IRS certain information on Form 8886 if they participate in a “reportable transaction”.  A transaction may be a “reportable transaction” based upon any of several indicia with respect to a shareholder, including the existence of significant book-tax differences or the recognition of a loss in excess of certain thresholds.  A significant penalty is imposed on taxpayers who participate in a “reportable transaction” and fail to make the required disclosure.  Investors should consult their own tax advisors concerning any possible federal, state or local disclosure obligations with respect to their investment in shares of the Funds.

Information set forth in the Prospectus and this SAI which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting shareholders. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Funds or their shareholders and this description is not intended as a substitute for federal tax planning.  Accordingly, potential shareholders of the Funds are urged to consult their tax advisors with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this SAI is based on tax laws and regulations which are in effect on the date of the Prospectus and this SAI; these laws and regulations may be changed by legislative or administrative action.

CALCULATION OF PERFORMANCE DATA

From time to time performance information for the Funds showing their average annual total returns may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance.  Average annual total returns of a Fund will be calculated for the most recent 1, 5 and 10 year periods or, if the Fund has not been in existence for any such period, for the period since the Fund began operations.  Average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result.

Total return is a function of the type and quality of instruments held in the portfolio, levels of operating expenses and changes in market conditions.  Consequently, total return will fluctuate and is not necessarily representative of future results. Any fees charged by financial intermediaries with respect to customer accounts for investing in shares of the Funds will not be included in performance calculations.  These fees, if charged, will reduce the actual performance from that quoted.  If the Adviser waives all or a part of its fees, the total return of a Fund will be higher than it would be in the absence of such waiver.

Calculation of Average Annual Total Return

Average annual total return is a measure of the change in value of the investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash.  Average annual total return will be calculated by: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund and all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had immediately been reinvested, (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period, (3) assuming redemption at the end of the period, and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result.

The table below shows each Fund’s average annual total returns for periods ended October 31, 2009:

TFS Market Neutral Fund
1 Year	14.86%
5 Years	9.16%
Since Inception (9/7/2004)	9.47%

TFS Small Cap Fund
1 Year	37.41%
Since Inception (3/7/2006)	2.59%

Each Fund may also quote average annual total return over the specified periods (i) after taxes on Fund distributions and (ii) after taxes on Fund distributions and redemption of Fund shares at the end of the period.  The calculations assume deduction of all taxes due on such Fund distributions.  The ending redeemable value is determined by assuming a complete redemption at the end of the period covered by the computation and, in the case of returns after taxes on distributions and redemption of Fund shares, includes the deduction of capital gains taxes resulting from the redemption or, if appropriate, an adjustment to take into account the tax benefit from any capital losses that may have resulted from the redemption.  After-tax returns are calculated using the highest applicable individual federal marginal tax rate in effect on the reinvestment date of a distribution.  The tax rates used correspond to the tax character of each component of the distributions (that is, the ordinary income tax rate for ordinary income distributions and the long-term capital gains rate for capital gains distributions).  The tax rates may vary over the course of the measurement period.  State and local tax liabilities are disregarded, as are the effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum income tax.  Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown.  The after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Other Quotations of Total Return

The Funds may also advertise total return (a “nonstandardized quotation”) which is calculated differently from average annual total return.  A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.  A nonstandardized quotation may also indicate average annual compounded rates of return over periods other than those specified for average annual total return. A nonstandardized quotation of total return will always be accompanied by a Fund’s average annual total returns as described above.

Performance Comparisons

Advertisements, sales materials and shareholder reports may compare the performance of a Fund to the performance of other mutual funds with comparable investment objectives and policies or to various mutual fund or market indices, such as those prepared by Dow Jones & Co., Inc., Standard & Poor's, Barclays Capital, Morgan Stanley Capital International and Frank Russell Company, as well as data prepared by Lipper and Morningstar, Inc., widely recognized independent services which monitor the performance of mutual funds, and the Consumer Price Index. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, Pensions & Investments, and USA Today.  In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

From time to time, the Funds (or the Adviser) may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement these discussions; (4)descriptions of past or anticipated portfolio holdings for the Funds; (5) descriptions of investment strategies for the Funds; (6) descriptions or comparisons of various savings and investment policies (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of fund rankings or ratings by recognized rating organizations. The Funds may also include calculations, such as hypothetical compounding examples which describe hypothetical investment results in such communications.  These performance examples will be based on an expressed set of assumptions and are not indicative of the performance of the Funds.

Morningstar, Inc. rates mutual funds on a one- to five-star rating scale with five stars representing the highest rating. Such ratings are based on a fund's historical risk/reward ratio as determined by Morningstar, Inc. relative to other funds in that fund's investment objective category or class.  The one- to five-star ratings represent the following ratings by Morningstar, Inc., respectively: Lowest, Below Average, Neutral, Above Average and Highest.

FINANCIAL STATEMENTS

The financial statements of the Funds, which have been audited by _____________, are incorporated herein by reference to the annual report of the Trust dated October 31, 2009.

APPENDIX A
TFS Capital LLC
Proxy Voting Policy

Originally Adopted June 30, 2007
Amended and Restated September 30, 2009

Purpose.  The purpose of the policy is to describe voting procedures pertaining to all accounts over which TFS Capital LLC (“TFS”) has discretionary control and the authority to vote on proxies, which includes the TFS Market Neutral Fund and the TFS Small Cap Fund (the “Funds”).

This Proxy Voting Policy (the “Policy”) is designed to ensure that TFS and the Funds comply with the requirements under federal securities laws.  Proxy voting will be performed in an effort to act in the best interests of TFS’s clients including, without limitation, the Funds.

Definition of a Proxy.  A proxy permits a shareholder to vote without being present at annual or special meetings.  A proxy is the form whereby a person who is eligible to vote on corporate matters transmits written instructions for voting or transfers the right to vote to another person in place of the eligible voter.  Proxies are generally solicited by management, but may be solicited by dissident shareholders opposed to management’s policies or strategies.

Materiality Threshold (applies to all clients except the Funds).  TFS may, but is not obligated to, abstain from voting proxies if the proxy vote pertains to a security that represents less than or equal to 5% of a given client’s overall assets under TFS’s discretionary control.  TFS believes the use of a materiality threshold is in the best interest of its clients because it will enable TFS to use discretion and potentially avoid devoting its limited resources to researching issues relevant to proxy votes that are unlikely to have a material impact on a given client’s account.  A major consideration in developing this policy is the fact that equity shares in accounts for which TFS serves as portfolio manager are generally held for very short periods of time before portfolios are reallocated.  The frequent reallocation and corresponding portfolio turnover further minimizes the chance that proxy votes will have a material impact for a given client.  TFS may also, as deemed appropriate, engage a third-party to vote on behalf of clients.

TFS is not obligated to vote proxies on securities which the Funds have sold prior to receipt of the proxy materials.  TFS does not believe it is in the Funds’ best interest to dedicate resources to researching proxy issues when the Funds no longer hold the position and may never re-purchase the security.

Proxy Voting for Mutual Fund Clients

TFS has decided that all proxies received on behalf of the Funds, regardless of the size of the Funds’ position, should be voted on.  TFS will delegate this authority to an outside firm that specializes in voting proxies, PROXY Governance, Inc. (“PGI”).  PGI will vote proxies in accordance with its default “pro-shareholder” policy that is subject to ongoing update and enhancement.  TFS does have the ability to use its discretion to deviate from the default policy and may do so if it deems that a change will be in the best interest of shareholders.

The Proxy Governance Policy and Analysis Methodology

PGI’s mission is to provide proxy analysis and recommendations that support the growth of long-term shareholder value. The firm’s methodology, broadly stated, is based on providing recommendations that will help enhance the growth of overall corporate value and is grounded in the belief that the corporation is the ultimate engine for the creation of shareholder wealth.

The firm’s approach to enhancing overall corporate value growth through effective proxy voting relies on analysis and recommendations that are developed on an issue-by company basis, rather than an issue-by-issue basis.

Issue-by-issue analysis assumes that a specific set of corporate governance initiatives is, or is not, inherently beneficial to shareholders and that a specific recommendation for a particular issue should be applied across-the board to the voting of all corporations’ proxies. This one-size-fits-all approach, however, frequently results in a lack of focus on issues that genuinely impact long-term shareholder value and, as a result, disadvantages shareholders.

By comparison, PGI’s issue-by-company approach views proxy issues in the context of company-specific metrics, taking into account a variety of relevant factors.  PGI believes analysis that includes metrics based on these factors provides the basis for more nuanced and effective recommendations.  PGI employs a team of research analysts which facilitate the creation of vote recommendations.

A more detailed set of guidelines governing PGI’s Proxy Voting Policy is available upon request.

Monitoring and Resolving Conflicts of Interest

TFS is responsible for monitoring and resolving possible material conflicts between the interests of TFS and those of its clients with respect to proxy voting.  As such, TFS performs periodic reviews, as deemed necessary, to ensure that its proxy voting is not influenced by interests other than those of its clients. Since TFS’s voting guidelines with respect to Fund clients are the default “pro shareholder” guidelines from PGI, an independent third party, application of the TFS guidelines to vote clients’ proxies should in most instances adequately address any possible conflicts of interest.  However, TFS will review the PGI policy annually to determine whether the voting rationale appears reasonable.  With respect to personal conflicts of interest, TFS’s Code of Ethics requires all employees to avoid placing themselves in a “compromising position” where their interests may conflict with those of its clients and restricts their ability to engage in certain outside business activities.  Issues related to possible conflicts of interest are referred to the Chief Compliance Officer of the Funds.

PART C.	OTHER INFORMATION

Item 28.  Exhibits

(a)	Agreement and Declaration of Trust – Incorporated herein by reference to Registrant’s initial Registration Statement filed on March 16, 2004

(b)	Bylaws – Incorporated herein by reference to Registrant’s initial Registration Statement filed on March 16, 2004

(c)	Incorporated by reference to Agreement and Declaration of Trust and Bylaws

(d)	(i)	Investment Advisory Agreement with TFS Capital LLC on behalf of TFS Market Neutral Fund – Incorporated herein by reference to Registrant’s initial Registration Statement filed on March 16, 2004

(ii)	Investment Advisory Agreement with TFS Capital LLC on behalf of TFS Small Cap Fund – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 3 filed on December 22, 2005

(e)	Distribution Agreement with Ultimus Fund Distributors, LLC – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4 filed on October 27, 2006

(f)	Inapplicable

(g)	Custody Agreement with UMB Bank, N.A. – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 3 filed on December 22, 2005

(h)	(i)	Expense Limitation Agreement for Market Neutral Fund with TFS Capital LLC – Incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 2 filed on May 28, 2004
(ii)	Expense Limitation Agreement for Small Cap Fund with TFS Capital LLC – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 3 filed on December 22, 2005
(iii)	Administration Agreement with Ultimus Fund Solutions, LLC –Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4 filed on October 27, 2006
(iv)	Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4 filed on October 27, 2006
(a)	Amendment to Transfer Agent and Shareholder Services Agreement – Filed herewith
(v)	Fund Accounting Agreement with Ultimus Fund Solutions, LLC – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7 filed on October 28, 2008

(i)	Opinion of Counsel – Incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 3 filed on July 14, 2004

(j)	Consent of Independent Registered Public Accounting Firm – To be filed by amendment

(k)	Omitted Financial Statements - Annual Report of Registrant for fiscal year ended October 31, 2009 to be filed by amendment

(l)	Initial Capital Agreement – Incorporated herein by reference to Registrant’s initial Registration Statement filed on March 16, 2004

(m)	Inapplicable

(n)	Inapplicable

(o)	Reserved

(p)	(i)	Code of Ethics of Registrant and TFS Capital, LLC – Filed herewith
(ii)	Code of Ethics of Ultimus Fund Distributors, LLC – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7 filed on October 28, 2008

(Other Exhibits)	Powers of Attorney of the Trustees – Incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 3 filed on July 14, 2004

Item 29.	Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.	Indemnification

Article VI of the Registrant’s Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

“Section 6.4  Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Section 6.5  Advances of Expenses.   The Trust shall advance attorneys’ fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended.  In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

Section 6.6  Indemnification Not Exclusive, etc.   The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person my be entitled.  As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators.  Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.”

The Investment Advisory Agreements with TFS Capital LLC (“TFS”) provides that TFS shall not be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith; provided, however, that nothing therein shall be construed to protect TFS against any liability to the Registrant by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement.

The Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”) provides that the Distributor, its directors, officers, employees, partners, shareholders and control persons shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of any of such persons in the performance of Distributor’s duties or from the reckless disregard by any of such persons of Distributor’s obligations and duties under the Agreement.  Registrant will advance attorneys’ fees or other expenses incurred by any such person in defending a proceeding, upon the undertaking by or on behalf of such person to repay the advance if it is ultimately determined that such person is not entitled to indemnification.

The Registrant maintains a standard mutual fund and investment advisory professional and directors and officers liability policy.  The policy provides coverage to the Registrant and its Trustees and officers, as well as TFS.  Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31.	Business and Other Connections of the Investment Adviser

TFS is a registered investment adviser that manages more than $900 million in assets as of December 31, 2009.  TFS serves as managing member or portfolio manager to the following two private investment companies: Huntrise Capital Partners LLC and Huntrise Global Partners, Ltd.

Unless otherwise indicated, the principals and officers of TFS set forth below have not engaged in any other business, profession, vocation or employment of a substantial nature at any time during the past two years:

Larry S. Eiben – Principal, Chief Operating Officer and Chief Compliance Officer of TFS; President and a Trustee of Registrant
Richard J. Gates – Principal and Portfolio Manager of TFS
Kevin J. Gates – Principal and Portfolio Manager of TFS
Eric Newman – Portfolio Manager of TFS
Dr. Chao Chen – Portfolio Manager of TFS
*Dr. Yan Liu – Portfolio Manager of TFS

* Dr. Liu, prior to March 2009, was an analyst at a private investment fund.

Item 32.	Principal Underwriters

(a)
Ultimus Fund Distributors, LLC (the Distributor”) also acts as the principal underwriter for Hussman Investment Trust, Williamsburg Investment Trust, AlphaMark Investment Trust, Oak Value Trust, Profit Funds Investment Trust, The Berwyn Funds, The Cutler Trust, The Destination Funds, Schwartz Investment Trust, Veracity Funds, The RAM Funds, The GKM Funds, Stadion Investment Trust, Piedmont Investment Trust, Stralem Fund, CM Advisers Family of Funds, Gardner Lewis Investment Trust and NCM Capital Investment Trust, other open-end investment companies.

		Position with	Position with
(b)	Name	Distributor	Registrant
	Robert G. Dorsey	President/Managing Director	Vice President
	John F. Splain	Secretary/Managing Director	Secretary
	Mark J. Seger	Treasurer/Managing Director	Treasurer
	Theresa M. Bridge	Vice President	Assistant Treasurer
	Julie M. Schmuelling	Vice President	Assistant Treasurer
	Wade R. Bridge	Vice President	Assistant Secretary
	Steven F. Nienhaus	Vice President	None
	Craig J. Hunt	Vice President	None
	Jeffrey Moeller	Vice President	None
	Tina H. Bloom	Vice President	None
	Shanda S. Gentry	Chief Compliance Officer	Asst. Vice President

The address of all of the above-named persons is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

(c)	Inapplicable

Item 33.	Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at the principal executive offices of its administrator, Ultimus Fund Solutions, LLC, 225 Pictoria, Suite 450, Cincinnati, Ohio 45246, or its investment adviser, TFS Capital LLC, 1800 Bayberry Court, Suite 103, Richmond, Virginia 23226.  Certain records, including records relating to the possession of Registrant’s securities, may be maintained at the offices of Registrant’s custodian, UMB Bank, 928 Grand Blvd, 5th Floor, Kansas City, Missouri 64106.

Item 34.	Management Services Not Discussed in Parts A or B

Inapplicable

Item 35.	Undertakings

Inapplicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond and State of Virginia, on the 30th day of December, 2009.

TFS CAPITAL INVESTMENT TRUST

By:	/s/ Larry S. Eiben
Larry S. Eiben
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Larry S. Eiben	Trustee, President and	December 30, 2009
Larry S. Eiben	Secretary (Principal
Executive Officer)

/s/ Mark J. Seger	Treasurer (Principal	December 30, 2009
Mark J. Seger	Financial and
Accounting Officer)

_____ *________ ____	Trustee
Mark J. Malone

_____ *________ ____	Trustee	/s/ Wade R. Bridge
Brian O’Connell		Attorney-in-Fact*
December 30, 2009

_____ *________ ____	Trustee
Thomas Michael Frederick

_____ *________ ____	Trustee
Merle C. Hazelton

INDEX TO EXHIBITS

28(h)(iv)(a)	Amendment to Transfer Agent and Shareholder Services Agreement
28(p)(i)	Code of Ethics of Registrant and TFS Capital, LLC